UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR


United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number:  811-08403

ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105
(Address of principal executive offices) (Zip code)

Mark R. Manley
AllianceBernstein L.P.
1345 Avenue of the Americas
New York, New York 10105
(Name and address of agent for service)

Registrant's telephone number, including area code:  (800) 221-5672

Date of fiscal year end:  October 31, 2007

Date of reporting period:    April 30, 2007


ITEM 1.   REPORTS TO STOCKHOLDERS.





------------------------------------------------------------------------------
SEMI-ANNUAL REPORT
------------------------------------------------------------------------------

AllianceBernstein Global Real Estate
Investment Fund II

Semi-Annual Report

April 30, 2007

     [LOGO]
AllianceBernstein
   Investments



Investment Products Offered

o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing.
For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein(R) at (800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended
June 30, without charge. Simply visit AllianceBernstein's web site at www.alliancebernstein.com, or go to the Securities and Exchange Commission's (the "Commission") web site at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AllianceBernstein publishes full portfolio holdings for the Fund monthly at www.alliancebernstein.com.

AllianceBernstein Investments, Inc. is an affiliate of AllianceBernstein L.P., the manager of the AllianceBernstein funds, and is a member of the NASD.

AllianceBernsteinR and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.



June 21, 2007

Semi-Annual Report

This report provides management's discussion of fund performance for AllianceBernstein Global Real Estate Investment Fund II (the "Fund") for the semi-annual reporting period ended April 30, 2007. Prior to March 1, 2007, the Fund was named AllianceBernstein Real Estate Investment Institutional Fund.

Investment Objective and Policies

This open-end fund seeks total return from long-term growth of capital and income. Under normal circumstances, the Fund invests at least 80% of its net assets in REITs and other real estate industry companies, such as real estate operating companies or "REOCs." The Fund invests in real estate companies that the Adviser believes have strong property fundamentals and management teams. The Fund seeks to invest in real estate companies whose underlying portfolios are diversified geographically and by property type.

The Fund may invest in mortgage-backed securities (MBS), which are securities that directly or indirectly represent participation in, or are collateralized by and payable from, mortgage loans secured by real property. These securities include mortgage pass-through certificates, real estate mortgage investment conduit certificates ("REMICs") and collateralized mortgage obligations ("CMOs"). The Fund may also invest in short-term investment-grade debt securities and other fixed-income securities. The Fund also may invest in foreign securities and enter into forward commitments and standby commitment agreements. The Fund may enter into derivatives, including options, futures, forwards and swaps.

Investment Results

The table on page 6 shows the Fund's performance compared to its new benchmark, the Financial Times Stock Exchange (FTSE) European Public Real Estate Association (EPRA) National Association of Real Estate Investment Trusts (NAREIT) Global Real Estate (RE) Index, as well as the former benchmark (the FTSE NAREIT Equity Index), for the six- and 12-month periods ended April 30, 2007. In addition, performance for the broad U.S. equity market, as represented by the Standard & Poor's (S&P) 500 Stock Index, is included for the same time frames.

AllianceBernstein Global Real Estate Investment Fund II, as its new name indicates, now has a global strategy. The transition of this fund toward a global portfolio started in early March 2007; it was well advanced, although not yet complete, by April 30, 2007. Given that the Fund was invested in U.S. stocks for the majority of both the six- and 12-month periods, the former U.S. benchmark (the FTSE NAREIT Equity Index) will be referenced as the most relevant point of comparison.

The Fund modestly outperformed the FTSE NAREIT Equity Index during the last two months of the six-month period ended April 30, 2007, as it began transitioning toward a global strategy. Outperformance versus the U.S. benchmark was driven by favorable security selection and a modest contri-

AllianceBernstein Global Real Estate Investment Fund II o 1


bution from recently acquired foreign positions. The Fund underperformed the S&P 500 Stock Index and the FTSE EPRA NAREIT Global RE Index over the same period.

The Fund's sector selection was neutral to performance, as sector contributors and detractors balanced each other out. The Fund's underweight position in retail became a major detractor when the entire retail sector reacted positively to two companies, not in the Fund's portfolio, that received acquisition offers. The Fund's underweight position in health care REITs also detracted from performance. Health care is viewed as a defensive sector because rental cash flows are fairly predictable. Tenants typically cover all the property expenses during the rental period and contracts are long dated. Health care stocks thus performed well, as worries about a potential economic slowdown weighed on investors' sentiment during most of the six-month reporting period. The Fund's outperformance in overweight diversified property owners and in lodging stocks offset the negative contribution from lower-than-market exposure to retail and heath care.

Security selection contributed strongly across most sectors. In retail, the Fund benefited from an overweight position in a premium mall owner that demonstrated strong earnings and also raised its growth forecast during the year-end earnings season. The Fund's diversified property owners also performed ahead of the FTSE NAREIT Equity Index. Two strong contributing stocks were a diversified commercial developer and a real estate owner that specializes in data-storage-equipment real estate. These stocks led the performance premium for the Fund. Security selection in the lodging sector, one of the Fund's largest overweights, also contributed positively. Upscale, Upper-Upscale and Luxury properties, where the Fund is positioned, have experienced strong RevPar (revenue-per-average-room) growth. In general, lodging fundamentals continued to be strong and were characterized by limited supply growth, robust overall demand and tight conditions in the major cities. From a historical perspective, top-line growth in lodging seems strong, although growth rates may see a modest deceleration from the rates experienced over the last three years.

Stock selection in the residential sector was a detractor. The Fund's exposure to attractively valued names, and Sunbelt markets, hurt performance. Investors' uneasiness with these names stems from concern over new supply, and condominiums being converted to rental units. While some condominium units (including units slated for condominium conversion) are likely to return to the market as rentals, more competition will occur at the higher-end Class A buildings with a larger footprint. Condominium units tend to be larger and are fitted with higher-end finishes. Class B apartments, where the Fund is positioned, tend to appeal to households looking for a lower price point and more affordable living. They are less exposed to condominium conversions. In addition, job growth in many of the Sunbelt markets is very healthy. Job growth is expected to provide solid support to entry-level Class B apartments. The Fund's REIT Investment


2 o AllianceBernstein Global Real Estate Investment Fund II


Policy Group's (the "Group's") analysis of construction starts indicates that new construction is, for now, a potential threat in only a handful of markets. Meanwhile, apartments are the likely beneficiary of subprime concerns, as it will be more difficult for many households to successfully apply for mortgages. This suggests that there may be an upside for the more affordable apartments.

The Fund underperformed its former U.S. benchmark, the FTSE NAREIT Equity Index, and outperformed the S&P 500 Stock Index for the 12-month period ended April 30, 2007, while underperforming the FTSE EPRA NAREIT Global RE Index over the same period.

The Fund's underperformance during the 12-month period was driven by weak sector selection. Sector selection in retail and health care drove Fund underperformance versus the FTSE NAREIT Equity Index during the 12-month period. Retail outperformed as investors took the view that, despite challenges in the overall economic landscape, consumer consumption would remain strong. In addition, merger and acquisition activity boosted sentiment toward retail owners when two companies were acquired by competitors. One of them was an Australian company with assets in the U.S. During the six-month period, health care owners, viewed as stable and defensive, outperformed in an uncertain environment.

Throughout the 12-month reporting period, security selection was positive and helped offset some sector selections' negative contribution. Retail, diversified and industrial/office drove positive security selection contribution. Niche office owners in supplied, constrained geographical areas drove office performance. Industrial/office was helped by continued strong earnings from property development from one of the Fund's industrial names. The contribution from diversified properties came as a result of Fund ownership of strong companies and the Fund's avoidance of some richly valued names that underperformed the market.

Market Review and Investment Strategy

During the six-month period ended April 30, 2007, the FTSE NAREIT Equity Index returned 6.56%, underperforming the S&P 500 Stock Index return of 8.60%. Overall, REITs' trading environment during the six-month period was dominated by two opposing forces. Downward force came from concern over the impact of a credit cycle downturn on consumers and economic growth. In opposition was the active interest of capital and private investors in the real estate markets. As such, REIT privatizations continued to provide support to public real estate market valuations. During the six-month period, residential, diversified and self storage sectors underperformed the FTSE NAREIT Equity Index, while other sectors, including retail, lodging and industrial/office, performed well. During this period, the Fund held overweight positions in lodging, industrial/office and self-storage properties. The Fund had underweight positions in retail and specialty REITs. The Group continues to focus on investing in companies with the most attractively valued cash flows.


AllianceBernstein Global Real Estate Investment Fund II o 3


REITs' performance, as measured by the FTSE NAREIT Equity Index, gained 26.46% during the 12-month period ended April 30, 2007, exceeding the S&P 500 Stock Index return of 15.23%, as real estate fundamentals continued to be strong during the period. The U.S. economy and consumer spending were also robust for the 12-month period. Industrial/office, health care and retail sectors posted a strong performance, ahead of the FTSE NAREIT Equity Index. Residential and specialty significantly lagged the FTSE NAREIT Equity Index. Throughout most of the 12-month period, the Fund held overweight positions in industrial/office, residential and lodging sectors and underweight positions in specialty and retail sectors.


4 o AllianceBernstein Global Real Estate Investment Fund II


HISTORICAL PERFORMANCE

An Important Note About the Value of Historical Performance

The performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

The investment return and principal value of an investment in the Fund will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our website at www.alliancebernstein.com or call your financial advisor or AllianceBernstein Investments at 800.227.4618. You should read the prospectus carefully before you invest.

All fees and expenses related to the operation of the Fund have been deducted. Performance assumes reinvestment of distributions and does not account for taxes.

Benchmark Disclosure

The unmanaged FTSE EPRA NAREIT Global RE Index, the FTSE NAREIT Equity Index and the unmanaged Standard & Poor's (S&P) 500 Stock Index do not reflect fees and expenses associated with the active management of a mutual fund portfolio. The FTSE NAREIT Equity Index is a market value-weighted index based upon the last closing price of the month for tax-qualified real estate investment trusts (REITs) listed on the NYSE, AMEX and the NASDAQ. The FTSE EPRA NAREIT Global RE Index is a market capitalization and liquidity weighted index, based on the last trade prices of shares of all eligible companies. The S&P 500 Stock Index is comprised of 500 U.S. companies and is a common measure of the performance of the overall U.S. stock market. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

The Fund concentrates its investments in REITs and other real estate industry companies and may therefore be subject to greater risks and volatility than a fund with a more diversified portfolio. While the Fund invests principally in the equity securities of real estate investment trusts, in order to achieve its investment objectives, the Fund may invest up to 20% of its total assets in mortgage-backed securities which involve prepayment risk. Prepayment risk is the risk that early prepayments of principal on some mortgage-related securities may occur during periods of falling mortgage interest rates and expose a fund to a lower rate of return upon reinvestment of principal. An investment in the Fund is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general, including declines in the value of real estate, general and local economic conditions and interest rates. The Fund's assets may be invested in foreign securities, which may magnify these fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. Investment in the Fund includes risks not associated with funds that invest exclusively in U.S. issues. Because the Fund will invest in foreign currency-denominated securities, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the Fund's prospectus.


(Historical Performance continued on next page)


AllianceBernstein Global Real Estate Investment Fund II o 5


HISTORICAL PERFORMANCE
(continued from previous page)

THE FUND VS. ITS BENCHMARK                                     Returns
PERIODS ENDED APRIL 30, 2007                            6 Months    12 Months

     AllianceBernstein Global Real Estate Investment
     Investment Fund II
          Class I                                          6.84%       25.72%
     FTSE EPRA NAREIT Global Real Estate Index            15.50%       34.31%
     FTSE NAREIT Equity Index                              6.56%       26.46%
     S&P 500 Stock Index                                   8.60%       15.23%

See Historical Performance and Benchmark Disclosures on previous page.

(Historical Performance continued on next page)


6 o AllianceBernstein Global Real Estate Investment Fund II


HISTORICAL PERFORMANCE
(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2007

Class I Shares
1 Year                               25.72%
5 Years                              23.04%
Since Inception*                     13.02%

AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2007)

Class I Shares
1 Year                               21.29%
5 Years                              23.14%
Since Inception*                     13.15%

The Fund's total annual operating expense ratio is 0.62% for Class I, per the prospectus, gross of any fee waivers or expense reimbursements.

* Inception Date: 12/9/97.

See Historical Performance and Benchmark disclosures on page 5.


AllianceBernstein Global Real Estate Investment Fund II o 7


FUND EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                               Beginning             Ending
                           Account Value      Account Value      Expenses Paid
                        November 1, 2006     April 30, 2007     During Period*
Class I
Actual                           $ 1,000         $ 1,068.39             $ 3.08
Hypothetical
   (5% return before expenses)   $ 1,000         $ 1,021.82             $ 3.01

* Expenses are equal to the Fund's annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


8 o AllianceBernstein Global Real Estate Investment Fund II


PORTFOLIO SUMMARY
April 30, 2007 (unaudited)

PORTFOLIO STATISTICS
Net Assets ($mil): $1,364.3

SECTOR BREAKDOWN*

[ ]  31.4%  Diversified & Others    [PIE CHART OMITTED]
[ ]  18.5%  Office
[ ]  13.1%  Shopping Centers
[ ]   8.3%  Regional Malls
[ ]   7.3%  Apartments
[ ]   6.8%  Lodging
[ ]   4.0%  Warehouse & Industrial
[ ]   3.9%  Health Care
[ ]   2.0%  Self Storage
[ ]   1.0%  Consumer Services

[ ]   3.7%  Short Term

COUNTRY BREAKDOWN*

[ ]  41.5%  United States           [PIE CHART OMITTED]
[ ]  13.6%  Japan
[ ]   8.9%  Australia
[ ]   8.4%  United Kingdom
[ ]   5.3%  Hong Kong
[ ]   4.8%  Canada
[ ]   4.1%  France
[ ]   2.9%  Singapore
[ ]   2.6%  Finland
[ ]   1.9%  Netherlands
[ ]   1.2%  Germany
[ ]   0.6%  Norway
[ ]   0.5%  Italy

[ ]   3.7%  Short-Term

* All data are as of April 30, 2007. The Portfolio's sector and country breakdowns are expressed as a percentage of total investments and may vary over time.

    Please Note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser. These sector classifications are broadly defined. The "Portfolio of Investments" section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Portfolio's prospectus.


AllianceBernstein Global Real Estate Investment Fund II o 9


TEN LARGEST HOLDINGS**
April 30, 2007 (unaudited)

                                                     Percent of
Company                                U.S $ Value   Net Assets
---------------------------------------------------------------
Simon Property Group, Inc.            $ 42,296,232         3.1%
---------------------------------------------------------------
Prologis                                35,566,322         2.6
---------------------------------------------------------------
NTT Urban Development Corp.             34,142,798         2.5
---------------------------------------------------------------
Westfield Group                         33,402,854         2.5
---------------------------------------------------------------
Land Securities Group PLC               33,156,380         2.4
---------------------------------------------------------------
Japan Retail Fund Investment Corp.
     - Class A                          30,015,492         2.2
---------------------------------------------------------------
British Land Co. PLC                    28,774,143         2.1
---------------------------------------------------------------
Public Storage, Inc.                    27,436,080         2.0
---------------------------------------------------------------
Vornado Realty Trust                    27,237,448         2.0
---------------------------------------------------------------
Klepierre                               26,361,071         1.9
---------------------------------------------------------------
                                      $318,388,820        23.3%

** Long-term investments


10 o AllianceBernstein Global Real Estate Investment Fund II


PORTFOLIO OF INVESTMENTS
April 30, 2007 (unaudited)

Company                                                Shares      U.S. $ Value
-------------------------------------------------------------------------------

COMMON STOCKS-96.4%
Real Estate Investment Trusts-95.4%
Apartments-7.3%
Apartment Investment & Management
   Co.-Class A                                        248,500    $   13,742,050
Archstone-Smith Trust                                 136,500         7,113,015
AvalonBay Communities, Inc.                           111,300        13,607,538
Boardwalk Real Estate Investment Trust                178,461         7,259,676
Camden Property Trust                                  78,647         5,477,763
Canadian Apartment Properties REI                     311,936         5,910,455
Equity Residential                                    220,100        10,219,243
Essex Property Trust, Inc.                             36,800         4,742,048
Mid-America Apartment Communities, Inc.               461,400        24,892,530
UDR, Inc.                                             215,000         6,458,600
                                                                 --------------
                                                                     99,422,918

Diversified & Others-31.5%
Alexandria Real Estate Equities, Inc.                 130,400        13,802,840
British Land Co. PLC                                  985,100        28,774,143
Canadian Real Estate Investment Trust                 323,614         8,744,197
Cominar Real Estate Investment Trust                  257,308         5,529,143
DB RREEF Trust                                     12,941,000        19,263,331
Digital Realty Trust, Inc.                            375,900        15,205,155
Fonciere Des Regions                                   47,000         8,970,396
Forest City Enterprises, Inc.-Class A                 243,401        16,261,621
General Property Group                              2,175,500         8,910,223
Hang Lung Properties, Ltd.                          1,695,000         5,031,903
Keppel Land Ltd.                                    3,121,000        18,022,411
Kerry Properties Ltd.                               3,243,000        16,203,553
Land Securities Group PLC                             851,680        33,156,380
Macquarie Goodman Group                             2,998,000        17,583,902
Mirvac Group                                        5,664,396        24,594,769
Mitsubishi Estate Co. Ltd.                            745,000        23,097,596
Mitsui Fudosan Co. Ltd.                               877,000        25,599,270
New World Development Co., Ltd.                    11,236,000        26,011,867
Stockland                                           2,516,100        17,915,665
Sumitomo Realty & Development                         657,000        24,250,549
Sun Hung Kai Properties Ltd.                        2,113,000        24,580,148
Unibail                                                73,545        20,385,814
Vornado Realty Trust                                  229,600        27,237,448
                                                                 --------------
                                                                    429,132,324

Health Care-3.9%
Health Care Property Investors, Inc.                  273,000         9,661,470
Nationwide Health Properties, Inc.                    487,000        15,613,220
Omega Healthcare Investors, Inc.                      371,000         6,232,800
Ventas, Inc.                                          532,200        22,437,552
                                                                 --------------
                                                                     53,945,042


AllianceBernstein Global Real Estate Investment Fund II o 11


Company                                                Shares      U.S. $ Value
-------------------------------------------------------------------------------

Lodging-6.8%
Ashford Hospitality Trust, Inc.                       482,500    $    5,790,000
FelCor Lodging Trust, Inc.                            866,800        22,129,404
Highland Hospitality Corp.                            814,100        15,508,605
Host Hotels & Resorts, Inc.                           792,915        20,330,341
LaSalle Hotel Properties                              180,150         8,364,364
Strategic Hotels & Resorts, Inc.                      714,600        15,471,090
Sunstone Hotel Investors, Inc.                        203,600         5,806,672
                                                                 --------------
                                                                     93,400,476

Office-18.5%
Beni Stabili SpA                                    3,734,120         6,327,283
Boston Properties, Inc.                               145,900        17,152,004
Brookfield Properties Corp.                           428,850        17,612,870
Derwent Valley Holdings PLC                           413,803        17,547,611
Dundee Real Estate Investment Trust                   186,288         6,730,470
Eurocastle Investment Ltd.                            321,200        16,963,191
Great Portland Estates PLC                            882,765        12,629,869
IVG Immobilien AG                                     357,800        16,039,864
Japan Real Estate Investment-Class A                    1,227        16,447,447
Maguire Properties, Inc.                              468,650        16,885,460
Nippon Building Fund, Inc.-Class A                      1,000        16,164,226
Nomura Real Estate Office Fund, Inc.-Class A            1,272        15,784,462
Norwegian Property ASA(a)                             734,350         8,789,590
NTT Urban Development Corp.                            14,375        34,142,798
SL Green Realty Corp.                                 108,100        15,231,290
Sponda OYJ                                          1,074,600        18,197,043
                                                                 --------------
                                                                    252,645,478

Regional Malls-8.3%
General Growth Properties, Inc.                       406,680        25,966,518
Simon Property Group, Inc.                            366,900        42,296,232
Taubman Centers, Inc.                                 198,918        11,149,354
Westfield Group                                     1,929,200        33,402,854
                                                                 --------------
                                                                    112,814,958

Self Storage-2.0%
Public Storage, Inc.                                  294,000        27,436,080

Shopping Centers-13.1%
CapitaMall Trust                                    5,665,000        14,756,399
Citycon Oyj                                         2,155,100        17,192,142
Developers Diversified Realty Corp.                   185,800        12,095,580
Federal Realty Investment Trust                        51,700         4,661,789
Hammerson PLC                                         358,200        10,833,048
Japan Retail Fund Investment Corp.-Class A              2,982        30,015,492
Kimco Realty Corp.                                    407,200        19,574,104
Klepierre                                             136,700        26,361,072
Ramco-Gershenson Properties                           184,798         6,837,526
RioCan Real Estate Investment Trust                   593,966        13,753,425
Rodamco Europe NV                                      63,976         9,421,664



12 o AllianceBernstein Global Real Estate Investment Fund II


Company                                                Shares      U.S. $ Value
-------------------------------------------------------------------------------

Saul Centers, Inc.                                    120,300    $    6,245,976
Tanger Factory Outlet Centers                         165,100         6,693,154
                                                                 --------------
                                                                    178,441,371

Warehouse & Industrial-4.0%
Ascendas Real Estate Investment Trust               4,234,000         7,211,403
Prologis                                              548,863        35,566,322
Slough Estates PLC                                    782,666        11,985,131
                                                                 --------------
                                                                     54,762,856
                                                                 --------------
                                                                  1,302,001,503

Consumer Services-1.0%
Lodging-1.0%
Starwood Hotels & Resorts Worldwide, Inc.             191,800        12,854,436

Total Common Stocks
   (cost $1,128,853,589)                                          1,314,855,939

SHORT-TERM INVESTMENTS-3.7%
Investment Companies-3.7%
AllianceBernstein Fixed-Income Shares, Inc.-
   Government STIF Portfolio(b)
   (cost $50,564,884)                              50,564,884        50,564,884

Total Investments-100.1%
   (cost $1,179,418,473)                                          1,365,420,823
Other assets less liabilities-(0.1)%                                 (1,144,597)

Net Assets-100.0%                                                $1,364,276,226
                                                                 ==============


(a)   Non-income producing security.

(b)   Investment in affiliated money market mutual fund.

      See notes to financial statements.


AllianceBernstein Global Real Estate Investment Fund II o 13


STATEMENT OF ASSETS & LIABILITIES
April 30, 2007 (unaudited)

Assets
Investments in securities, at value
   Unaffiliated issuers (cost $1,128,853,589)             $1,314,855,939
   Affiliated issuers (cost $50,564,884)                      50,564,884
Foreign cash, at value (cost $106,439)                           105,349
Receivable for investment securities sold                     17,352,276
Receivable for capital stock sold                              6,762,728
Dividends and interest receivable                              2,145,709
Total assets                                               1,391,786,885
                                                          --------------

Liabilities
Payable for investment securities purchased and foreign
   currency transactions                                      25,724,954
Payable for capital stock redeemed                             1,064,052
Advisory fee payable                                             608,568
Administrative fee payable                                        32,142
Transfer Agent fee payable                                         1,534
Accrued expenses                                                  79,409
Total liabilities                                             27,510,659
Net Assets                                                $1,364,276,226
                                                          ==============

Composition of Net Assets
Capital stock, at par                                     $       75,670
Additional paid-in capital                                   871,880,344
Undistributed net investment income                            9,766,954
Accumulated net realized gain on investment and foreign
   currency transactions                                     296,555,036
Net unrealized appreciation on investments and foreign
   currency denominated assets and liabilities               185,998,222
                                                          $1,364,276,226
                                                          ==============

Class I Net Asset Value Per Share--3 billion shares of
capital stock authorized, $.001 par value
   (based on 75,669,674 share outstanding)                        $18.03
                                                                  ======


See notes to financial statements.


14 o AllianceBernstein Global Real Estate Investment Fund II


STATEMENT OF OPERATIONS
Six Months Ended April 30, 2007 (unaudited)

Investment Income
Dividends (net of foreign taxes withheld of $378,516)     $  22,214,620
Interest
   Affiliated issuers                                         1,064,586
   Unaffiliated issuers                                         152,675
                                                          $  23,431,881
                                                          -------------

Expenses
Advisory fee                                                  3,436,881
Custodian                                                       116,659
Administrative                                                   50,229
Transfer agency                                                  30,722
Printing                                                         29,854
Legal                                                            29,561
Audit                                                            27,855
Directors' fees                                                  16,106
Registration fees                                                14,699
Miscellaneous                                                    15,316
                                                         --------------
Total expenses                                                3,767,882
Less: expense offset arrangement (see Note B)                       (24)
                                                         --------------
Net expenses                                                  3,767,858
                                                         --------------
Net investment income                                        19,664,023
                                                         --------------

Realized and Unrealized Gain (Loss) on Investment and
Foreign Currency Transactions
Net realized gain (loss) on :
   Investment transactions                                  297,996,659
   Foreign currency transactions                               (672,768)
Net change in unrealized appreciation/depreciation of:
   Investments                                             (239,829,669)
   Foreign currency denominated assets and liabilities           (4,128)
                                                         --------------
Net gain on investment and foreign currency transactions     57,490,094
                                                         --------------
Net Increase in Net Assets from operations               $   77,154,117
                                                         ==============


See notes to financial statements.


AllianceBernstein Global Real Estate Investment Fund II o 15


STATEMENT OF CHANGES IN NET ASSETS

                                             Six Months
                                                Ended        Year Ended
                                           April 30, 2007    October 31,
                                             (unaudited)        2006
                                           ==============  ==============
Increase (Decrease) in Net Assets
from Operations
Net investment income                      $   19,664,023  $   14,632,041
Net realized gain on investment and
   foreign currency transactions              297,323,891      83,821,332
Net change in unrealized
   appreciation/depreciation of
   investments and foreign currency
   denominated assets and liabilities        (239,833,797)    215,544,760
                                           --------------  --------------
Net increase in net assets from
   operations                                  77,154,117     313,998,133

Dividends and Distributions to
Shareholders from
Net investment income
   Class I                                     (9,897,069)    (17,856,725)
   Class II                                            -0-             (1)
Net realized gain on investment and
   foreign currency transactions
   Class I                                    (82,705,532)    (52,177,446)
   Class II                                            -0-            (11)
Capital Stock Transactions
Net increase                                  192,691,787     172,047,450
                                           --------------  --------------
Total increase                                177,243,303     416,011,400

Net Assets
Beginning of period                         1,187,032,923     771,021,523
                                           --------------  --------------

End of period (including undistributed net
   investment income of $9,766,954 and
   $0, respectively)                       $1,364,276,226  $1,187,032,923
                                           ==============  ==============


See notes to financial statements.


16 o AllianceBernstein Global Real Estate Investment Fund II


NOTES TO FINANCIAL STATEMENTS
April 30, 2007 (unaudited)

NOTE A
Significant Accounting Policies

AllianceBernstein Institutional Funds, Inc. (the "Company"), was organized as a Maryland corporation on October 3, 1997 and is registered under the Investment Company Act of 1940 as an open-end series investment company.
The Company is comprised of one fund, AllianceBernstein Global Real
Estate Investment Fund II, (prior to March 1, 2007 the Fund was named AllianceBernstein Real Estate Investment Institutional Fund). The Fund offers Class I shares. As of February 10, 2006, the Class II shares are no longer offered to shareholders. Sales are made without a sales charge, at each Fund's net asset value per share. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amount of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. ("NASDAQ")) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market, ("OTC") are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day


AllianceBernstein Global Real Estate Investment Fund II o 17


prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, AllianceBernstein L.P. (the "Adviser") may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer's financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.


18 o AllianceBernstein Global Real Estate Investment Fund II


3. Taxes

It is the Fund 's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the trade date the securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

5. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B
Advisory Fee and Other Transactions With Affiliates

Under the terms of the investment advisory agreement, the Fund pay the Adviser an advisory fee at an annual rate of .55% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion of the Fund's daily net assets. Prior to September 7, 2004, the Fund paid the Adviser an advisory fee at an annual rate of .90% of the Fund's average daily net assets. The fee is accrued daily and paid monthly.

The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to 1.20% of average daily net assets. For the six months ended April 30, 2007, there was no reimbursement for the Fund.

Pursuant to the advisory agreement, the Fund paid $50,229 to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the six months ended April 30, 2007.


AllianceBernstein Global Real Estate Investment Fund II o 19


The Fund compensates AllianceBernstein Investor Services, Inc. ("ABIS"), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub accounting services and/or networking services. Such compensation retained by ABIS amounted to $9,000 for the six months ended April 30, 2007.

For the six months ended April 30, 2007, the Fund's expenses were reduced by $24 under an expense offset arrangement with ABIS.

The Fund may invest in the AllianceBernstein Fixed-Income Shares, Inc.--Prime STIF Portfolio and the AllianceBernstein Fixed-Income Shares, Inc.--Government STIF Portfolio (collectively, the "STIF Portfolios"), open-end management investment companies managed by the Adviser. The STIF Portfolios are offered as cash management options to mutual funds, trusts, and other accounts managed by the Adviser, and are not available for direct purchase by members of the public. The STIF Portfolios pay no investment management fees.

Brokerage commissions paid on investment transactions for the six months ended April 30, 2007 amounted to $756,688, of which $0 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C
Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2007 were as follows:

                                       Purchases           Sales
                                    ==============    ==============
Investment securities (excluding
   U.S. government securities)      $  994,897,378    $  909,077,533
U.S. government securities                      -0-               -0-

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation                         $  197,239,849
Gross unrealized depreciation                            (11,237,499)
                                                      --------------
Net unrealized appreciation                           $  186,002,350
                                                      ==============


20 o AllianceBernstein Global Real Estate Investment Fund II


NOTE D
Securities Lending

The Fund has entered into a securities lending agreement with AG Edwards & Sons, Inc. (the "Lending Agent"). Under the terms of the agreement, the Lending Agent, on behalf of the Fund , administers the lending of portfolio securities to certain broker-dealers. In return, the Fund receives fee income from the lending transactions or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive dividends or interest on the securities loaned. Unrealized gain or loss on the value of the securities loaned that may occur during the term of the loan will be reflected in the accounts of the Fund . All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. government securities. The Lending Agent may invest the cash collateral received in accordance with the investment restrictions of the Fund in one or more of the following investments: U.S. government or U.S. government agency obligations, bank obligations, corporate debt obligations, asset-backed securities, investment funds, structured products, repurchase agreements and an eligible money market fund. The Lending Agent will indemnify the Fund for any loss resulting from a borrower's failure to return a loaned security when due. During the six months ended April 30, 2007, the Fund did not engage in security lending.

NOTE E
Capital Stock

Transactions in capital shares for each class were as follows:

                                   Shares                              Amount
                     ---------------------------------  ---------------------------------
                      Six Months Ended      Year Ended   Six Months Ended      Year Ended
                        April 30, 2007     October 31,     April 30, 2007     October 31,
                           (unaudited)            2006        (unaudited)            2006
                     -----------------  --------------  -----------------  --------------
Class I
Shares sold                13,527,384       16,095,826     $  247,126,060  $  253,511,810
Shares issued in
   reinvestment of
   dividends and
   distributions            2,133,024        1,899,973         36,600,733      27,208,988
Shares redeemed            (4,962,981)      (6,824,085)       (91,035,006)   (108,673,178)
Net increase               10,697,427       11,171,714     $  192,691,787  $  172,047,620

Class II(a)
Shares issued in
   reinvestment of
   dividends and
   distributions                   -0-              -0-(b) $           -0- $            4
Shares redeemed                    -0-             (11)                -0-           (174)
Net decrease                       -0-             (11)    $           -0- $         (170)

(a) These shares are no longer being offered to shareholders as of February 10, 2006.

(b)  Less than one full share.


AllianceBernstein Global Real Estate Investment Fund II o 21


NOTE F
Risks Involved in Investing in the Fund

Foreign Securities Risk--Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign currency exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies or of the U.S. government.

Concentration of Risk--Although the Fund does not invest directly in real estate, it invests primarily in Real Estate Equity Securities and has a policy of concentration of its investments in the real estate industry. Therefore, an investment in the Fund is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. To the extent that assets underling the Fund's investments are concentrated geographically, by property type or in certain other respects, the Fund may be subject to additional risks.

In addition, investing in Real Estate Investment Trusts ("REITs") involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code and failing to maintain their exemptions from registration under the 1940 Act. REITs (especially mortgage REITs) also are subject to interest rate risks.

Indemnification Risk--In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund 's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

NOTE G
Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $250 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended April 30, 2007.


22 o AllianceBernstein Global Real Estate Investment Fund II


NOTE H
Distributions to Shareholders

The tax character of distributions to be paid for the year ending October 31, 2007 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended October 31, 2006 and October 31, 2005 were as follows:

                                       2006           2005
                                   ============   ============
Distributions paid from:
   Ordinary income                 $ 26,552,969   $ 12,854,153
                                   ------------   ------------
   Total taxable distributions       26,552,969     12,854,153
   Long-term capital gains           43,481,214      5,471,462
                                   ------------   ------------
Total distributions paid           $ 70,034,183   $ 18,325,615
                                   ============   ============

As of October 31, 2006, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income                     $ 13,625,589
Long-term capital gain                              68,929,947
Unrealized appreciation/(depreciation)             425,213,160(a)
                                                  ------------
Total accumulated earnings/(deficit)              $507,768,696
                                                  ============

(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales.

NOTE I
Legal Proceedings

As has been previously reported, the staff of the U.S. Securities and Exchange commission ("SEC") and the Office of New York Attorney General ("NYAG") have been investigating practices in the mutual fund industry identified as "market timing" and late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is memorialized in an Assurance of Discontinuance dated September 1, 2004 ("NYAG Order"). Among the key provisions of these agreements are the following:


AllianceBernstein Global Real Estate Investment Fund II o 23


     (i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

     (ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds until December 31, 2008; and

     (iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order and the NYAG Order contemplate that the Adviser's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation of the NYAG Order and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. On September 7, 2004, the Fund's investment advisory agreement was amended to reflect the reduced advisory fee. For more information on this waiver and amendment to the Fund's investment advisory agreement, please see "Advisory Fee and Other Transactions with Affiliates" above.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, directed and oversaw an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have conducted an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel.

On October 2, 2003, a purported class action complaint entitled Hindo, et al.
v. AllianceBernstein Growth & Income Fund, et al. ("Hindo Complaint") was filed against the Adviser, Alliance Capital Management Holding L.P. ("Alliance Holding"), Alliance Capital Management Corporation, AXA Financial, Inc., the AllianceBernstein Funds, certain officers of the Adviser ("Alliance defendants"), and certain other defendants not affiliated with the Adviser, as well as unnamed Doe defendants. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Funds. The Hindo Complaint alleges that certain of the


24 o AllianceBernstein Global Real Estate Investment Fund II


Alliance defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in "late trading" and "market timing" of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, 43 additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various federal and state courts against the Adviser and certain other defendants. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred all actions to the United States District Court for the District of Maryland (the "Mutual Fund MDL").

On September 29, 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of Alliance Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of the Adviser. All four complaints include substantially identical factual allegations, which appear to be based in large part on the SEC Order and the NYAG Order.

On April 21, 2006, the Adviser and attorneys for the plaintiffs in the mutual fund shareholder claims, mutual fund derivative claims, and ERISA claims entered into a confidential memorandum of understanding ("MOU") containing their agreement to settle these claims. The agreement will be documented by a stipulation of settlement and will be submitted for court approval at a later date. The derivative claims brought on behalf of Alliance Holding remain pending.

On February 10, 2004, the Adviser received (i) a subpoena duces tecum from the Office of the Attorney General of the State of West Virginia and (ii) a request for information from West Virginia's Office of the State Auditor, Securities Commission (the "West Virginia Securities Commissioner") (together, the "Information Requests"). Both Information Requests require the Adviser to produce documents concerning, among other things, any market timing or late trading in the Adviser's sponsored mutual funds. The Adviser responded to the Information Requests and has been cooperating fully with the investigation.

On April 11, 2005, a complaint entitled The Attorney General of the State of West Virginia v. AIM Advisors, Inc., et al. ("WVAG Complaint") was filed against the Adviser, Alliance Holding, and various other defendants not affiliated with the Adviser. The WVAG Complaint was filed in the Circuit Court of Marshall County, West Virginia by the Attorney General of the State of West Virginia. The WVAG Complaint makes factual allegations generally similar to those in the Hindo Complaint. On October 19, 2005, the WVAG Complaint was transferred to the Mutual Fund MDL.


AllianceBernstein Global Real Estate Investment Fund II o 25


On August 30, 2005, the West Virginia Securities Commissioner signed a Summary Order to Cease and Desist, and Notice of Right to Hearing addressed to the Adviser and Alliance Holding. The Summary Order claims that the Adviser and Alliance Holding violated the West Virginia Uniform Securities Act, and makes factual allegations generally similar to those in the Commission Order and the NYAG Order. On January 25, 2006, the Adviser and Alliance Holding moved to vacate the Summary Order. In early September 2006, the court denied this motion, and the Supreme Court of Appeals in West Virginia denied the defendants' petition for appeal. On September 22, 2006, the Adviser and Alliance Holding filed an answer and moved to dismiss the Summary Order with the West Virginia Securities Commissioner.

On June 22, 2004, a purported class action complaint entitled Aucoin, et al. v. Alliance Capital Management L.P., et al. ("Aucoin Complaint") was filed against the Adviser, Alliance Holding, Alliance Capital Management Corporation, AXA Financial, Inc., AllianceBernstein Investment Research & Management, Inc., certain current and former directors of the AllianceBernstein Mutual Funds, and unnamed Doe defendants. The Aucoin Complaint names certain of the AllianceBernstein mutual funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of an AllianceBernstein mutual fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from fund assets to broker-dealers in exchange for preferential marketing services,
(ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts, an accounting of all fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

Since June 22, 2004, nine additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against the Adviser and certain other defendants. All nine of the lawsuits (i) were brought as class actions filed in the United States District Court for the Southern District of New York, (ii) assert claims substantially identical to the Aucoin Complaint, and (iii) are brought on behalf of shareholders of the Funds.


26 o AllianceBernstein Global Real Estate Investment Fund II


On February 2, 2005, plaintiffs filed a consolidated amended class action complaint ("Aucoin Consolidated Amended Complaint") that asserts claims substantially similar to the Aucoin Complaint and the nine additional lawsuits referenced above. On October 19, 2005, the District Court dismissed each of the claims set forth in the Aucoin Consolidated Amended Complaint, except for plaintiffs' claim under Section 36(b) of the Investment Company Act. On January 11, 2006, the District Court granted defendants' motion for reconsideration and dismissed the remaining Section 36(b) claim. On May 31, 2006 the District Court denied plaintiffs' motion for leave to file an amended complaint. On July 5, 2006, plaintiffs filed a notice of appeal which was subsequently withdrawn subject to plaintiffs' right to reinstate it at a later date.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the AllianceBernstein Mutual Funds' shares or other adverse consequences to the AllianceBernstein Mutual Funds. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the AllianceBernstein Mutual Funds.

NOTE J
Recent Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing a fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded in the current period. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the Securities and Exchange Commission notified the industry that the implementation of FIN 48 by registered investment companies could be delayed until the last business day of the first required financial statement reporting period for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact on the financial statements has not yet been determined.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 estab-


AllianceBernstein Global Real Estate Investment Fund II o 27


lishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.


28 o AllianceBernstein Global Real Estate Investment Fund II


FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                        Class I
                      ----------------------------------------------------------------------------
                      Six Months
                            Ended
                        April 30,                           Year Ended October 31,
                             2007        -----------------------------------------------------------
                      (Unaudited)           2006         2005        2004         2003         2002
                      ------------------------------------------------------------------------------
Net asset value,
  beginning of period     $ 18.27        $ 14.33      $ 12.54     $  9.79      $  7.62      $  7.66
Income From
  Investment
  Operations
Net investment
  income(a)                   .28            .24          .31         .27(b)       .31(b)       .28(b)
Net realized and
  unrealized gain
  on investment
  and foreign
  currency
  transactions                .89           4.97         1.86        2.90         2.28          .10
Net increase in
  net asset value
  from operations            1.17           5.21         2.17        3.17         2.59          .38
Less: Dividends and
  Distributions
Dividends from
  net investment
  income                     (.14)          (.31)        (.26)       (.42)        (.31)        (.28)
Distributions from
  net realized gain
  on investment and
  foreign currency
  transactions              (1.27)          (.96)        (.12)         -0-          -0-          -0-
Tax return of
  capital                      -0-            -0-          -0-         -0-        (.11)        (.14)
Total dividends
  and distributions         (1.41)         (1.27)        (.38)       (.42)        (.42)        (.42)
Net asset value,
  end of period           $ 18.03        $ 18.27      $ 14.33     $ 12.54      $  9.79      $  7.62
Total Return
Total investment
  return based
  on net asset
  value(c)                   6.84%         38.85%       17.45%      32.98%       34.96%        4.58%
Ratios/Supplemental
  Data
Net assets, end
  of period(d)         $1,364,276      $1,187,033     $771,021    $593,787     $364,445     $178,818
Ratio to average
  net assets of:
    Expenses, net
      of waivers/
      reimbursements          .60%(f)        .62%(e)      .65%        .70%        1.08%        1.19%
    Expenses, before
      waivers/
      reimbursements          .60%(f)        .62%(e)      .65%        .94%        1.09%        1.29%
    Net investment income    3.15%(f)       1.54%(e)     2.27%       2.48%(b)     3.63%(b)     3.41%(b)
Portfolio turnover rate        75%            41%          46%         22%          15%          24%


(a)  Based on average shares outstanding.

(b)  Net of fees and expenses waived/reimbursed by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sale charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)  000's omitted.

(e)  The ratio includes expenses attributable to costs of proxy solicitation.

(f)  Annualized.


AllianceBernstein Global Real Estate Investment Fund II o 29


BOARD OF DIRECTORS

William H. Foulk, Jr.(1), Chairman
Marc O. Mayer, President and Chief Executive Officer
David H. Dievler(1)
John H. Dobkin(1)
Michael J. Downey(1)
D. James Guzy(1)
Nancy P. Jacklin(1)
Marshall C. Turner, Jr.(1)
Earl D. Weiner(1)

OFFICERS (2)

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer Teresa Marziano, Senior Vice President
Joseph G.Paul, Senior Vice President
Emilie D. Wrapp, Secretary
Joseph J. Mantineo, Treasurer and Chief Financial Officer
Vincent S. Noto, Controller


Principal Underwriter
AllianceBernstein Investments, Inc.
1345 Avenue of the Americas
New York, NY 10105

Custodian
State Street Bank & Trust Company
One Lincoln Street
Boston, MA 02111

Legal Counsel
Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Transfer Agent
AllianceBernstein Investor
Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-free (800) 221-5672

Independent Registered
Public Accounting Firm
Ernst & Young LLP
5 Times Square
New York, NY 10036


(1) Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

(2) The day-to-day management of and investment decisions for the AllianceBernstein GlobalReal Estate Investment Fund II are made by the REIT Investment Policy Group. Mr. Joseph G. Paul and Ms. Teresa Marziano are the investment professionals with the most significant responsibility for the day-to-day management of the Fund's portfolio.


30 o AllianceBernstein Global Real Estate Investment Fund II


THE FOLLOWING IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

SUMMARY OF SENIOR OFFICER'S EVALUATION OF INVESTMENT ADVISORY AGREEMENT(1)

The following is a summary of the evaluation of the Investment Advisory Agreement between AllianceBernstein L.P. (the "Adviser") and the Alliance Bernstein Institutional Funds, Inc. ("the Company") in respect of AllianceBernstein Global Real Estate Investment Fund II (the "Fund").(2) The evaluation of the Investment Advisory Agreement was prepared by Philip L. Kirstein, the Senior Officer of the Fund, for the Directors of the Fund, as required by an August 2004 agreement between the Adviser and the New York State Attorney General (the "NYAG"). The Senior Officer's evaluation of the Investment Advisory Agreement is not meant to diminish the responsibility or authority of the Board of Directors of the Fund to perform its duties pursuant to Section 15 of the Investment Company Act of 1940 (the "40 Act") and applicable state law. The purpose of the summary is to provide shareholders with a synopsis of the independent evaluation of the reasonableness of the advisory fees proposed to be paid by the Fund which was provided to the Directors in connection with their review of the proposed approval of the continuance of the Investment Advisory Agreement. The Senior Officer's evaluation considered the following factors:

   1. Advisory fees charged to institutional and other clients of the Adviser for like services;

   2.   Advisory fees charged by other mutual fund companies for like services;

   3. Costs to the Adviser and its affiliates of supplying services pursuant to the advisory agreement, excluding any intra-corporate profit;

   4. Profit margins of the Adviser and its affiliates from supplying such services;

   5.   Possible economies of scale as the Fund grows larger; and

   6. Nature and quality of the Adviser's services including the performance of the Fund.

FUND ADVISORY FEES, EXPENSE CAPS, REIMBURSEMENTS & RATIOS

The Adviser proposed that the Fund pay the advisory fee set forth in the table below for receiving the services to be provided pursuant to the Investment Advisory Agreement. The fee schedule below, implemented in January 2004 in


1    It should be noted that the information in the fee summary was completed on April 23, 2007 and presented to the Board of Directors on May 1-3, 2007.

2    On March 1, 2007, the Real Estate Investment Institutional Fund began pursuing global investment strategies, and accordingly, the series was renamed "Global Real Estate Investment Fund II." Future references to the Fund do not include "AllianceBernstein." References in the fee summary pertaining to performance and expense ratios refer to the Class I shares of the Fund.


AllianceBernstein Global Real Estate Investment Fund II o 31


consideration of the Adviser's settlement with the NYAG in December 2003, is based on a master schedule that contemplates eight categories of funds with almost all funds in each category having the same advisory fee schedule.(3)

                                               Net Assets
                 Advisory Fee Based on % of     02/28/07
Category          Average Daily Net Assets       ($MIL)            Fund
==============================================================================
Value            55 bp on 1st $2.5 billion      $1,304.6    Global Real Estate
                 45 bp on next $2.5 billion                 Investment Fund II
                 40 bp on the balance

The Adviser is reimbursed as specified in the Investment Advisory Agreement for certain clerical, legal, accounting, administrative and other services provided to the Fund. During the Fund's most recently completed fiscal year, the Adviser received $90,497 (0.01% of the Fund's average daily net assets) for such services.

The Adviser has agreed to waive that portion of its management fees and/or reimburse the Fund for that portion of its total operating expenses to the degree necessary to limit the Fund's expense ratio to the amount set forth below for the Fund's fiscal year. The waiver is terminable by the Adviser at the end of the Fund's fiscal year upon at least 60 days written notice prior to the termination date of the undertaking. It should be noted that the Fund was operating below its expense cap as of its most recent fiscal year end; accordingly the expense limitation undertaking of the Fund was of no effect. In addition, set forth below are the gross expense ratios of the Fund for the most recently completed fiscal year:

                    Expense Cap Pursuant to      Gross
                       Expense Limitation       Expense
Fund                      Undertaking            Ratio        Fiscal Year End
=============================================================================
Global Real Estate      Class I   1.20%          0.62%          October 31
Investment Fund II

I. ADVISORY FEES CHARGED TO INSTITUTIONAL AND OTHER CLIENTS

The advisory fees charged to investment companies which the Adviser manages and sponsors are normally higher than those charged to similar sized institutional accounts, including pension plans and sub-advised investment companies. The fee differential reflects, among other things, different services provided to such clients, and different liabilities assumed. Services provided by the Adviser to the Fund that are not provided to non-investment company clients and sub-advised investment companies include providing office space and personnel to serve as Fund Officers, who among other responsibilities make the certifications required under the Sarbanes-Oxley Act of 2002, and coordinating with and monitoring the Fund's third party service providers such as Fund counsel, auditors, custo-


3    Most of the AllianceBernstein Mutual Funds, which the Adviser manages, were affected by the Adviser's settlement with the NYAG.


32 o AllianceBernstein Global Real Estate Investment Fund II


dians, transfer agents and pricing services. The accounting, administrative, legal and compliance requirements for the Fund are more costly than those for institutional assets due to the greater complexities and time required for investment companies, although as previously noted, a portion of these expenses are reimbursed by the Fund to the Adviser. Also, retail mutual funds managed by the Adviser are widely held. Servicing the Fund's investors is more time consuming and labor intensive compared to institutional clients since the Adviser needs to communicate with a more extensive network of financial intermediaries and shareholders. In addition, managing the cash flow of an investment company may be more difficult than managing that of a stable pool of assets, such as an institutional account with little cash movement in either direction, particularly, if a fund is in net redemption and the Adviser is frequently forced to sell securities to raise cash for redemptions. However, managing a fund with positive cash flow may be easier at times than managing a stable pool of assets. Finally, in recent years, investment advisers have been sued by institutional clients and have suffered reputational damage both by the attendant publicity and outcomes other than complete victories. Accordingly, the legal and reputational risks associated with institutional accounts are greater than previously thought, although still not equal to those related to the mutual fund industry.

Notwithstanding the Adviser's view that managing an investment company is not comparable to managing other institutional accounts because the services provided are different and legal and reputational risks are greater, it is worth considering information regarding the advisory fees charged to institutional accounts with a substantially similar investment style as the Fund.(4) In addition to the AllianceBernstein Institutional fee schedule, set forth below is what would have been the effective advisory fee of the Fund had the AllianceBernstein Institutional fee schedule been applicable to the Fund versus the Fund's advisory fee based on February 28, 2007 net assets:

                     Net Assets      AllianceBernstein ("AB")      Effective      Fund
                      02/28/07        Institutional ("Inst.")       AB Inst.    Advisory
Fund                   ($MIL)              Fee Schedule             Adv. Fee      Fee
========================================================================================

Global Real Estate   $1,304.6        Domestic REIT Strategy        0.506%(6)     0.550%
Invest Fund II (5)                   70 bp on 1st $25 million
                                     60 bp on next $25 million
                                     50 bp on next $25 million
                                     Negotiable on the balance
                                     Minimum Account Size: $10 m


4    The Adviser has indicated that with respect to institutional accounts with assets greater than $300 million, it will negotiate a fee schedule. Discounts that are negotiated vary based upon each client relationship.

5    The Fund's investment guidelines are not as restrictive as that of the institutional strategy. The Fund may invest in equity securities of non-U.S. real estate investment trusts ("REITS") and primarily in equities of U.S. REITS and other U.S. real estate industry companies.

6    Assumes 50 bp on the balance.


AllianceBernstein Global Real Estate Investment Fund II o 33


The adviser also manages the AllianceBernstein Variable Products Series Fund, Inc. ("AVPS"), which is available through variable annuity and variable life contracts offered by other financial institutions and offers policyholders the option to utilize certain AVPS portfolios as the investment option underlying their insurance contracts. Set forth below is the fee schedule of the AVPS portfolio that has a somewhat similar investment style as the Fund(7)

                                                                  Effective AVPS
Fund                  AVPS Portfolio          Fee Schedule           Adv. Fee
================================================================================
Global Real Estate     Real Estate    0.55% on first $2.5 billion      0.55%
Investment Fund II(8)  Investment     0.45% on next $2.5 billion
                       Portfolio      0.40% on the balance

The Adviser also manages and sponsors retail mutual funds, which are organized in jurisdictions outside the United States, generally Luxembourg and Japan, and sold to non-United States resident investors. The Adviser charges the following fees for U.S. Real Estate Portfolio, which is a Luxembourg fund that has a somewhat similar investment style as the Fund:

Fund                                                                 Fee
================================================================================
U.S. Real Estate Portfolio
     Class A(9)                                                     1.75%
     Class I (Institutional)                                        0.95%

The Adviser represented that it does not sub-advise any registered investment company with a substantially similar investment style as the Fund.

II. MANAGEMENT FEES CHARGED BY OTHER MUTUAL FUND COMPANIES FOR LIKE SERVICES.

Lipper, Inc. ("Lipper"), an analytical service that is not affiliated with the Adviser, compared the fees charged to the Fund with fees charged to other investment companies for similar services offered by other investment advisers.



7    It should be noted that the AVPS portfolio was also affected by the settlement between the Adviser and the NYAG. As a result, the Fund has the same breakpoints in its advisory fee schedule as the AVPS portfolio.

8    It should be noted that the Fund's investment guidelines are not as restrictive as that of the AVPS portfolio. The Fund may invest in equity securities of non-U.S. REITS and other non-U.S. real estate industry companies in contrast to the AVPS portfolio, which invests primarily in equities of U.S. REITS and other U.S. real estate industry companies.

9    Class A shares of the funds are charged an "all-in" fee, which covers investment advisory services and distribution related services.


34 o AllianceBernstein Global Real Estate Investment Fund II


Lipper's analysis included the Fund's ranking with respect to the proposed management fee relative to the median of the Fund's Lipper Expense Group ("EG")(10) at the approximate current asset level of the Fund.(11)

Lipper describes an EG as a representative sample of comparable funds. Lipper's standard methodology for screening funds to be included in an EG entails the consideration of several fund criteria, including fund type, investment classification/objective, load type and similar 12b-1/non-12b-1 service fees, asset (size) comparability, expense components and attributes. An EG will typically consist of seven to twenty funds.

                                       Contractual      Lipper
                                       Management        Group
Fund                                     Fee(12)        Median        Rank
=============================================================================
Global Real Estate Investment Fund II     0.550          0.784        2/13

Lipper also analyzed the Fund's most recently completed fiscal year total expense ratio in comparison to the Fund's EG and Lipper Expense Universe ("EU"). The EU(13) is a broader group compared to the EG, consisting of all funds that have the same investment classification/objective and load type as the subject Fund.

                       Expense      Lipper      Lipper       Lipper      Lipper
                        Ratio        Group       Group      Universe    Universe
Fund                   (%)(14)     Median (%)    Rank      Median (%)     Rank
================================================================================
Global Real Estate      0.619        0.910       1/13        1.001        2/35
Investment Fund II

Based on this analysis, the Fund has a more favorable ranking on a total expense ratio basis than it does on a management fee basis.

10   It should be noted that Lipper does not consider average account size when constructing EGs. Funds with relatively small average account sizes tend to have higher transfer agent expense ratio than comparable sized funds that have relatively large average account sizes. Note that there are limitations on Lipper expense category data because different funds categorize expenses differently.

11   The contractual management fee is calculated by Lipper using the Fund's contractual management fee rate at a hypothetical asset level. The hypothetical asset level is based on the combined net assets of all classes of the Fund, rounded up to the next $25 million. Lipper's total expense ratio information is based on the most recent annual report except as otherwise noted. A ranking of "1" would mean that the Fund had the lowest effective fee rate in the Lipper peer group.

12   The contractual management fee does not reflect any expense reimbursements made by the Fund to the Adviser for certain clerical, legal, accounting, administrative and other services. In addition, the contractual management fee would not reflect any advisory fee waivers or expense reimbursements for expense caps that would effectively reduce the actual management fee.

13   Except for asset (size) comparability, Lipper uses the same criteria for selecting an EG when selecting an EU. Unlike the EG, the EU allows for the same adviser to be represented by more than just one fund.

14   Most recently completed fiscal year end Class I total expense ratio.


AllianceBernstein Global Real Estate Investment Fund II o 35


III. COSTS TO THE ADVISER AND ITS AFFILIATES OF SUPPLYING SERVICES PURSUANT TO THE ADVISORY FEE ARRANGEMENT, EXCLUDING ANY INTRA-CORPORATE PROFIT.

The Adviser utilizes two profitability reporting systems, which operate independently but are aligned with each other, to estimate the Adviser's profitability in connection with investment advisory services provided to the Fund. The Senior Officer has retained a consultant to provide independent advice regarding the alignment of the two profitability systems as well as the methodologies and allocations utilized by both profitability systems. See
Section IV for additional discussion.

IV. PROFIT MARGINS OF THE ADVISER AND ITS AFFILIATES FOR SUPPLYING SUCH
SERVICES.

The Fund's profitability information, prepared by the Adviser for the Board of Directors, was reviewed by the Senior Officer and the consultant. The Adviser's profitability from providing investment advisory services to the Fund increased during calendar year 2006, relative to 2005.

In addition to the Adviser's direct profits from managing the Fund, certain of the Adviser's affiliates have business relationships with the Fund and may earn a profit from providing other services to the Fund. The courts have referred to this type of business opportunity as "fall-out benefits" to the Adviser and indicated that such benefits should be factored into the evaluation of the total relationship between the Fund and the Adviser. Neither case law nor common business practice precludes the Adviser's affiliates from earning a reasonable profit on this type of relationship provided the affiliates' charges and services are competitive. These affiliates provide transfer agent, distribution and brokerage related services to the Fund and receive transfer agent fees, Rule 12b-1 payments, and brokerage commissions. In addition, the Adviser benefits from soft dollar arrangements which offset expenses the Adviser would otherwise incur.

AllianceBernstein Investments, Inc. ("ABI"), an affiliate of the Adviser, is the Fund's principal underwriter. ABI and the Adviser have disclosed in the Fund's prospectus that they may make revenue sharing payments from their own resources, in addition to resources derived from Rule 12b-1 fees, to firms that sell shares of the Fund. In 2006, ABI paid approximately 0.044% of the average monthly assets of the AllianceBernstein Mutual Funds or approximately $20.4 million for distribution services and educational support (revenue sharing payments). For 2007, it is anticipated, ABI will pay approximately 0.04% of the average monthly assets of the AllianceBernstein Mutual Funds or approximately $20 million.(15)


15   ABI currently inserts the "Advance" in quarterly account statements and pays the incremental costs associated with the mailing. The incremental cost is less than what an "independent mailing" would cost.


36 o AllianceBernstein Global Real Estate Investment Fund II


AllianceBernstein Investor Services, Inc. ("ABIS"), the affiliated transfer agent for the Fund, charges a flat fee of $18,000 for each share class in the Fund. During the Fund's most recently completed fiscal year, ABIS received $18,000 in fees from the Fund.(16) ABIS' after-tax profitability decreased in 2006 in comparison to 2005.

The Fund may effect brokerage transactions through the Adviser's affiliate, Sanford C. Bernstein & Co., LLC ("SCB & Co.") and/or its U.K. affiliate, Sanford C. Bernstein Limited ("SCB Ltd."), collectively "SCB," and pay commissions for such transactions. The Adviser represented that SCB's profitability from any future business conducted with the Fund would be comparable to the profitability of SCB's dealings with other similar third party clients. In the ordinary course of business, SCB receives and pays liquidity rebates from electronic communications networks ("ECNs") derived from trading for its clients. These credits and charges are not being passed onto any SCB client. The Adviser also receives certain soft dollar benefits from brokers that execute agency trades for its clients. These soft dollar benefits reduce the Adviser's cost of doing business and increase its profitability.

V. POSSIBLE ECONOMIES OF SCALE

An independent consultant, retained by the Senior Officer, made a presentation to the Board of Directors regarding economies of scale and/or scope. Based on the independent consultant's initial survey, there was a consensus that fund management companies benefited from economies of scale. However, due to the lack of cost data, researchers had to infer facts about the costs from the behavior of fund expenses; there was a lack of consensus among researchers as to whether economies of scale were being passed on to the shareholders.

The independent consultant conducted further studies of the Adviser's operations to determine the existence of economies of scale and/or scope within the Adviser. The independent consultant also analyzed patterns related to advisory fees at the industry level. In a recent presentation to the Board of Directors, the independent consultant noted the potential for economies of scale and/or scope through the use of "pooling portfolios" and blend products. The independent consultant also remarked that there may be diseconomies as assets grow in less liquid and active markets. It was also observed that various factors, including fund size, family size, asset class, and investment style, had an impact on advisory fees.


16   The fees disclosed are net of any expense offsets with ABIS. An expense offset is created by the interest earned on the positive cash balance that occurs within the transfer agent account as there is a one day lag with regards to money movement from the shareholder's account to the transfer agent's account and then the transfer agent's account to the Fund's account. During the Fund's most recently completed fiscal year, the fees paid by the Fund to ABIS were reduced by $3,671 under the offset agreement between the Fund and ABIS.


AllianceBernstein Global Real Estate Investment Fund II o 37


VI. NATURE AND QUALITY OF THE ADVISER'S SERVICES, INCLUDING THE PERFORMANCE OF THE FUND

With assets under management of approximately $742 billion as of March 31, 2007, the Adviser has the investment experience to manage and provide non-investment services (described in Section I) to the Fund.

The information prepared by Lipper shows the 1, 3, and 5 year performance rankings of the Fund(17) relative to its Lipper Performance Group ("PG") and Lipper Performance Universe ("PU")(18) for the periods ended December 31, 2006.(19)

Global Real Estate      Fund        PG         PU        PG       PU
Investment Fund II     Return     Median     Median     Rank     Rank
=====================================================================
1 year                  35.11      35.70      35.91     9/13    28/42
3 year                  26.92      26.93      26.93     7/11    18/33
5 year                  23.86      23.86      24.04     5/9     17/28

Set forth below are the 1, 3, 5 year and since inception performance returns of the Fund (in bold)(20) versus its benchmark.(21) Fund and benchmark volatility and reward-to-variability ratio ("Sharpe Ratio") information is also shown.(22)


17 The performance rankings are for the Class I shares of the Fund. It should be noted that the performance returns of the Fund shown were provided by the Adviser. Lipper maintains its own database that includes the Fund's performance returns. Rounding differences may cause the Adviser's Fund returns to be one or two basis points different from Lipper's own Fund returns. To maintain consistency, the performance returns of the Fund, as reported by the Adviser, are provided instead of Lipper.

18   The Fund's PG is identical to the Fund's EG. The Fund's PU is not identical to the Fund's EU as the criteria for including or excluding a fund in a PU is somewhat different from that of an EU.

19   Note that the current Lipper investment classification/objective dictates the PG and PU throughout the life of the fund even if a fund had a different investment classification/objective at a different point in time.

20   The performance returns and risk measures shown in the table are for the
Class I shares of the Fund.

21   The Adviser provided Fund and benchmark performance return information for periods through December 31, 2006. It should be noted that the "since inception" performance returns of the Fund's benchmark goes back only through the nearest month-end after inception date. In contrast, the Fund's since inception return goes back to the Fund's actual inception date.

22   Fund and benchmark volatility and Sharpe Ratio information was obtained through Lipper LANA, a database maintained by Lipper. Volatility is a statistical measure of the tendency of a market price or yield to vary over time. A Sharpe Ratio is a risk adjusted measure of return that divides a fund's return in excess of the riskless return by the fund's standard deviation. A fund with a greater volatility would be seen as more risky than a fund with equivalent performance but lower volatility; for that reason, a greater return would be demanded for the more risky fund. A fund with a higher Sharpe Ratio would be viewed as better performing than a fund with a lower Sharpe Ratio.


38 o AllianceBernstein Global Real Estate Investment Fund II


                                      Periods Ending December 31, 2006
                                           Annualized Performance
===================================================================================
                        1       3       5     Since        Annualized         Risk
                      Year    Year    Year  Inception  Volatility  Sharpe    Period
                       (%)     (%)     (%)     (%)         (%)       (%)     (Year)
===================================================================================

Global Real Estate
Investment Fund II    35.11   26.92   23.86   13.00       14.37     1.40        5
NAREIT Equity Index   35.06   25.85   23.20   13.85       14.16     1.38        5

Inception Date: December 9, 1997

CONCLUSION:

Based on the factors discussed above the Senior Officer's conclusion is that the proposed advisory fee for the Fund is reasonable and within the range of what would have been negotiated at arm's-length in light of all the surrounding circumstances. This conclusion in respect of the Fund is based on an evaluation of all of these factors and no single factor was dispositive.

Dated: June 4, 2007


AllianceBernstein Global Real Estate Investment Fund II o 39


THIS PAGE IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS ALLIANCEBERNSTEIN FAMILY OF FUNDS

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Wealth Strategies Funds
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Balanced Wealth Strategy
Wealth Appreciation Strategy
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Tax-Managed Balanced Wealth Strategy
Tax-Managed Wealth Appreciation Strategy
Tax-Managed Wealth Preservation Strategy

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U.S. Large Cap Portfolio
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Domestic

Growth Fund
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Global & International

Global Health Care Fund
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Value Funds
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Domestic

Balanced Shares
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Global & International

Global Real Estate Investment Fund*
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Insured National     Minnesota
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Insured California   Ohio
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Intermediate California
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Closed-End Funds
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All-Market Advantage Fund
AllianceBernstein Global High Income Fund*
AllianceBernstein Income Fund*
AllianceBernstein National Municipal Income Fund*
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2000 Retirement Strategy
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2015 Retirement Strategy
2020 Retirement Strategy
2025 Retirement Strategy

2030 Retirement Strategy
2035 Retirement Strategy
2040 Retirement Strategy
2045 Retirement Strategy


We also offer Exchange Reserves,** which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

You should consider the investment objectives, risks, charges and expenses of any AllianceBernstein fund/portfolio carefully before investing. For free copies of our prospectuses, which contain this and other information, visit us online at www.alliancebernstein.com or contact your financial advisor. Please read the prospectus carefully before investing.

* Prior to January 26, 2007, AllianceBernstein Global High Income Fund was named Alliance World Dollar Government Fund II and AllianceBernstein Income Fund was named ACM Income Fund. Prior to March 1, 2007, Global Real Estate Investment Fund was named Real Estate Investment Fund. Prior to May 18, 2007, AllianceBernstein National Municipal Income Fund was named National Municipal Income Fund.

**    An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


40 o AllianceBernstein Global Real Estate Investment Fund II


[PAGE]


ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II
1345 Avenue of the Americas
New York, NY 10105
800.221.5672


     [LOGO]
AllianceBernstein
   Investments


IREIT-0152-0407




AllianceBernstein Global Real Estate
Investment Fund II

Semi-Annual Report
     APRIL 30, 2007

Investment Products Offered

             [LOGO]
           BERNSTEIN
    Global Wealth Management
A unit of AllianceBernstein L.P.



o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.bernstein.com or call your financial advisor. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.bernstein.com.

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.
You may obtain a description of the Fund's proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein's web site at www.alliancebernstein.com, or go to the Securities and Exchange Commission's (the "Commission") web site at www.sec.gov, or call Bernstein at (212) 756-4097.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Bernstein Global Wealth Management is a unit of AllianceBerstein L.P.

AllianceBernstein Investments, Inc., the principal underwriter of the AllianceBernstein mutual funds and an affiliate of AllianceBernstein L.P., the manager of the AllianceBernstein funds, is a member of the NASD.

AllianceBernstein(R) and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.



June 21, 2007

Semi-Annual Report

This report provides management's discussion of fund performance for AllianceBernstein Global Real Estate Investment Fund II (the "Fund") for the semi-annual reporting period ended April 30, 2007. Prior to March 1, 2007, the Fund was named AllianceBernstein Real Estate Investment Institutional Fund.

Investment Objective and Policies

This open-end fund seeks total return from long-term growth of capital and income. Under normal circumstances, the Fund invests at least 80% of its net assets in REITs and other real estate industry companies, such as real estate operating companies or "REOCs." The Fund invests in real estate companies that the Adviser believes have strong property fundamentals and management teams. The Fund seeks to invest in real estate companies whose underlying portfolios are diversified geographically and by property type.

The Fund may invest in mortgage-backed securities (MBS), which are securities that directly or indirectly represent participation in, or are collateralized by and payable from, mortgage loans secured by real property. These securities include mortgage pass-through certificates, real estate mortgage investment conduit certificates ("REMICs") and collateralized mortgage obligations ("CMOs"). The Fund may also invest in short-term investment-grade debt securities and other fixed-income securities. The Fund also may invest in foreign securities and enter into forward commitments and standby commitment agreements. The Fund may enter into derivatives, including options, futures, forwards and swaps.

Investment Results

The table on page 6 shows the Fund's performance compared to its new benchmark, the Financial Times Stock Exchange (FTSE) European Public Real Estate Association (EPRA) National Association of Real Estate Investment Trusts (NAREIT) Global Real Estate (RE) Index, as well as the former benchmark (the FTSE NAREIT Equity Index), for the six- and 12-month periods ended April 30, 2007. In addition, performance for the broad U.S. equity market, as represented by the Standard & Poor's (S&P) 500 Stock Index, is included for the same time frames.

AllianceBernstein Global Real Estate Investment Fund II, as its new name indicates, now has a global strategy. The transition of this fund toward a global portfolio started in early March 2007; it was well advanced, although not yet complete, by April 30, 2007. Given that the Fund was invested in U.S. stocks for the majority of both the six- and 12-month periods, the former U.S. benchmark (the FTSE NAREIT Equity Index) will be referenced as the most relevant point of comparison.

The Fund modestly outperformed the FTSE NAREIT Equity Index during the last two months of the six-month period ended April 30, 2007, as it began transitioning toward a global strategy. Outperformance versus the U.S. benchmark was driven by favorable security selection and a modest contri-


ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II o 1


bution from recently acquired foreign positions. The Fund underperformed the S&P 500 Stock Index and the FTSE EPRA NAREIT Global RE Index over the same period.

The Fund's sector selection was neutral to performance, as sector contributors and detractors balanced each other out. The Fund's underweight position in retail became a major detractor when the entire retail sector reacted positively to two companies, not in the Fund's portfolio, that received acquisition offers. The Fund's underweight position in health care REITs also detracted from performance. Health care is viewed as a defensive sector because rental cash flows are fairly predictable. Tenants typically cover all the property expenses during the rental period and contracts are long dated. Health care stocks thus performed well, as worries about a potential economic slowdown weighed on investors' sentiment during most of the six-month reporting period. The Fund's outperformance in overweight diversified property owners and in lodging stocks offset the negative contribution from lower-than-market exposure to retail and heath care.

Security selection contributed strongly across most sectors. In retail, the Fund benefited from an overweight position in a premium mall owner that demonstrated strong earnings and also raised its growth forecast during the year-end earnings season. The Fund's diversified property owners also performed ahead of the FTSE NAREIT Equity Index. Two strong contributing stocks were a diversified commercial developer and a real estate owner that specializes in data-storage-equipment real estate. These stocks led the performance premium for the Fund. Security selection in the lodging sector, one of the Fund's largest overweights, also contributed positively. Upscale, Upper-Upscale and Luxury properties, where the Fund is positioned, have experienced strong RevPar (revenue-per-average-room) growth. In general, lodging fundamentals continued to be strong and were characterized by limited supply growth, robust overall demand and tight conditions in the major cities. From a historical perspective, top-line growth in lodging seems strong, although growth rates may see a modest deceleration from the rates experienced over the last three years.

Stock selection in the residential sector was a detractor. The Fund's exposure to attractively valued names, and Sunbelt markets, hurt performance. Investors' uneasiness with these names stems from concern over new supply, and condominiums being converted to rental units. While some condominium units (including units slated for condominium conversion) are likely to return to the market as rentals, more competition will occur at the higher-end Class A buildings with a larger footprint. Condominium units tend to be larger and are fitted with higher-end finishes. Class B apartments, where the Fund is positioned, tend to appeal to households looking for a lower price point and more affordable living. They are less exposed to condominium conversions. In addition, job growth in many of the Sunbelt markets is very healthy. Job growth is expected to provide solid support to entry-level Class B apartments. The Fund's REIT Investment


2 o ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II


Policy Group's (the "Group's") analysis of construction starts indicates that new construction is, for now, a potential threat in only a handful of markets. Meanwhile, apartments are the likely beneficiary of subprime concerns, as it will be more difficult for many households to successfully apply for mortgages. This suggests that there may be an upside for the more affordable apartments.

The Fund underperformed its former U.S. benchmark, the FTSE NAREIT Equity Index, and outperformed the S&P 500 Stock Index for the 12-month period ended April 30, 2007, while underperforming the FTSE EPRA NAREIT Global RE Index over the same period.

The Fund's underperformance during the 12-month period was driven by weak sector selection. Sector selection in retail and health care drove Fund underperformance versus the FTSE NAREIT Equity Index during the 12-month period. Retail outperformed as investors took the view that, despite challenges in the overall economic landscape, consumer consumption would remain strong. In addition, merger and acquisition activity boosted sentiment toward retail owners when two companies were acquired by competitors. One of them was an Australian company with assets in the U.S. During the six-month period, health care owners, viewed as stable and defensive, outperformed in an uncertain environment.

Throughout the 12-month reporting period, security selection was positive and helped offset some sector selections' negative contribution. Retail, diversified and industrial/office drove positive security selection contribution. Niche office owners in supplied, constrained geographical areas drove office performance. Industrial/office was helped by continued strong earnings from property development from one of the Fund's industrial names. The contribution from diversified properties came as a result of Fund ownership of strong companies and the Fund's avoidance of some richly valued names that underperformed the market.

Market Review and Investment Strategy

During the six-month period ended April 30, 2007, the FTSE NAREIT Equity Index returned 6.56%, underperforming the S&P 500 Stock Index return of 8.60%. Overall, REITs' trading environment during the six-month period was dominated by two opposing forces. Downward force came from concern over the impact of a credit cycle downturn on consumers and economic growth. In opposition was the active interest of capital and private investors in the real estate markets. As such, REIT privatizations continued to provide support to public real estate market valuations. During the six-month period, residential, diversified and self storage sectors underperformed the FTSE NAREIT Equity Index, while other sectors, including retail, lodging and industrial/office, performed well. During this period, the Fund held overweight positions in lodging, industrial/office and self-storage properties. The Fund had underweight positions in retail and specialty REITs. The Group continues to focus on investing in companies with the most attractively valued cash flows.


ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II o 3


REITs' performance, as measured by the FTSE NAREIT Equity Index, gained 26.46% during the 12-month period ended April 30, 2007, exceeding the S&P 500 Stock Index return of 15.23%, as real estate fundamentals continued to be strong during the period. The U.S. economy and consumer spending were also robust for the 12-month period. Industrial/office, health care and retail sectors posted a strong performance, ahead of the FTSE NAREIT Equity Index. Residential and specialty significantly lagged the FTSE NAREIT Equity Index. Throughout most of the 12-month period, the Fund held overweight positions in industrial/office, residential and lodging sectors and underweight positions in specialty and retail sectors.


4 o ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II


HISTORICAL PERFORMANCE

An Important Note About the Value of Historical Performance

The performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

The investment return and principal value of an investment in the Fund will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our website at www.alliancebernstein.com or call your financial advisor or AllianceBernstein Investments at 800.227.4618. You should read the prospectus carefully before you invest.

All fees and expenses related to the operation of the Fund have been deducted. Performance assumes reinvestment of distributions and does not account for taxes.

Benchmark Disclosure

The unmanaged FTSE EPRA NAREIT Global RE Index, the FTSE NAREIT Equity Index and the unmanaged Standard & Poor's (S&P) 500 Stock Index do not reflect fees and expenses associated with the active management of a mutual fund portfolio. The FTSE NAREIT Equity Index is a market value-weighted index based upon the last closing price of the month for tax-qualified real estate investment trusts (REITs) listed on the NYSE, AMEX and the NASDAQ. The FTSE EPRA NAREIT Global RE Index is a market capitalization and liquidity weighted index, based on the last trade prices of shares of all eligible companies. The S&P 500 Stock Index is comprised of 500 U.S. companies and is a common measure of the performance of the overall U.S. stock market. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

The Fund concentrates its investments in REITs and other real estate industry companies and may therefore be subject to greater risks and volatility than a fund with a more diversified portfolio. While the Fund invests principally in the equity securities of real estate investment trusts, in order to achieve its investment objectives, the Fund may invest up to 20% of its total assets in mortgage-backed securities which involve prepayment risk. Prepayment risk is the risk that early prepayments of principal on some mortgage-related securities may occur during periods of falling mortgage interest rates and expose a fund to a lower rate of return upon reinvestment of principal. An investment in the Fund is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general, including declines in the value of real estate, general and local economic conditions and interest rates. The Fund's assets may be invested in foreign securities, which may magnify these fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. Investment in the Fund includes risks not associated with funds that invest exclusively in U.S. issues. Because the Fund will invest in foreign currency-denominated securities, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the Fund's prospectus.

(Historical Performance continued on next page)


ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II o 5


HISTORICAL PERFORMANCE
(continued from previous page)

THE FUND VS. ITS BENCHMARK                                     Returns
PERIODS ENDED APRIL 30, 2007                            6 Months    12 Months
     AllianceBernstein Global Real Estate Investment
     Investment Fund II
          Class I                                          6.84%       25.72%
     FTSE EPRA NAREIT Global Real Estate Index            15.50%       34.31%
     FTSE NAREIT Equity Index                              6.56%       26.46%
     S&P 500 Stock Index                                   8.60%       15.23%

See Historical Performance and Benchmark Disclosures on previous page.

(Historical Performance continued on next page)


6 o ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II


HISTORICAL PERFORMANCE
(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2007
Class I Shares
1 Year                                        25.72%
5 Years                                       23.04%
Since Inception*                              13.02%

AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2007)
Class I Shares
1 Year                                        21.29%
5 Years                                       23.14%
Since Inception*                              13.15%

The Fund's total annual operating expense ratio is 0.62% for Class I, per the prospectus, gross of any fee waivers or expense reimbursements.

* Inception Date: 12/9/97.

See Historical Performance and Benchmark disclosures on page 5.


ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II o 7


FUND EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                               Beginning             Ending
                           Account Value      Account Value      Expenses Paid
                        November 1, 2006     April 30, 2007     During Period*
Class I
Actual                           $ 1,000         $ 1,068.39             $ 3.08
Hypothetical
   (5% return before expenses)   $ 1,000         $ 1,021.82             $ 3.01

* Expenses are equal to the Fund's annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


8 o ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II


PORTFOLIO SUMMARY
April 30, 2007 (unaudited)

PORTFOLIO STATISTICS
Net Assets ($mil): $1,364.3

SECTOR BREAKDOWN*
[ ] 31.4%   Diversified & Others     [PIE CHART OMITTED]
[ ] 18.5%   Office
[ ] 13.1%   Shopping Centers
[ ]  8.3%   Regional Malls
[ ]  7.3%   Apartments
[ ]  6.8%   Lodging
[ ]  4.0%   Warehouse & Industrial
[ ]  3.9%   Health Care
[ ]  2.0%   Self Storage
[ ]  1.0%   Consumer Services

[ ]  3.7%   Short Term

COUNTRY BREAKDOWN*
[ ] 41.5%   United States           [PIE CHART OMITTED]
[ ] 13.6%   Japan
[ ]  8.9%   Australia
[ ]  8.4%   United Kingdom
[ ]  5.3%   Hong Kong
[ ]  4.8%   Canada
[ ]  4.1%   France
[ ]  2.9%   Singapore
[ ]  2.6%   Finland
[ ]  1.9%   Netherlands
[ ]  1.2%   Germany
[ ]  0.6%   Norway
[ ]  0.5%   Italy

[ ]  3.7%   Short-Term

* All data are as of April 30, 2007. The Portfolio's sector and country breakdowns are expressed as a percentage of total investments and may vary over time.

     Please Note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser. These sector classifications are broadly defined. The "Portfolio of Investments" section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Portfolio's prospectus.


ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II o 9


TEN LARGEST HOLDINGS**
April 30, 2007 (unaudited)

                                                     Percent of
Company                                U.S $ Value   Net Assets
---------------------------------------------------------------
Simon Property Group, Inc.            $ 42,296,232         3.1%
---------------------------------------------------------------
Prologis                                35,566,322         2.6
---------------------------------------------------------------
NTT Urban Development Corp.             34,142,798         2.5
---------------------------------------------------------------
Westfield Group                         33,402,854         2.5
---------------------------------------------------------------
Land Securities Group PLC               33,156,380         2.4
---------------------------------------------------------------
Japan Retail Fund Investment Corp.
     - Class A                          30,015,492         2.2
---------------------------------------------------------------
British Land Co. PLC                    28,774,143         2.1
---------------------------------------------------------------
Public Storage, Inc.                    27,436,080         2.0
---------------------------------------------------------------
Vornado Realty Trust                    27,237,448         2.0
---------------------------------------------------------------
Klepierre                               26,361,071         1.9
---------------------------------------------------------------
                                      $318,388,820        23.3%

** Long-term investments


10 o ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II


PORTFOLIO OF INVESTMENTS
April 30, 2007 (unaudited)

Company                                                Shares      U.S. $ Value
-------------------------------------------------------------------------------

COMMON STOCKS-96.4%
Real Estate Investment Trusts-95.4%
Apartments-7.3%
Apartment Investment & Management
   Co.-Class A                                        248,500    $   13,742,050
Archstone-Smith Trust                                 136,500         7,113,015
AvalonBay Communities, Inc.                           111,300        13,607,538
Boardwalk Real Estate Investment Trust                178,461         7,259,676
Camden Property Trust                                  78,647         5,477,763
Canadian Apartment Properties REI                     311,936         5,910,455
Equity Residential                                    220,100        10,219,243
Essex Property Trust, Inc.                             36,800         4,742,048
Mid-America Apartment Communities, Inc.               461,400        24,892,530
UDR, Inc.                                             215,000         6,458,600
                                                                 --------------
                                                                     99,422,918

Diversified & Others-31.5%
Alexandria Real Estate Equities, Inc.                 130,400        13,802,840
British Land Co. PLC                                  985,100        28,774,143
Canadian Real Estate Investment Trust                 323,614         8,744,197
Cominar Real Estate Investment Trust                  257,308         5,529,143
DB RREEF Trust                                     12,941,000        19,263,331
Digital Realty Trust, Inc.                            375,900        15,205,155
Fonciere Des Regions                                   47,000         8,970,396
Forest City Enterprises, Inc.-Class A                 243,401        16,261,621
General Property Group                              2,175,500         8,910,223
Hang Lung Properties, Ltd.                          1,695,000         5,031,903
Keppel Land Ltd.                                    3,121,000        18,022,411
Kerry Properties Ltd.                               3,243,000        16,203,553
Land Securities Group PLC                             851,680        33,156,380
Macquarie Goodman Group                             2,998,000        17,583,902
Mirvac Group                                        5,664,396        24,594,769
Mitsubishi Estate Co. Ltd.                            745,000        23,097,596
Mitsui Fudosan Co. Ltd.                               877,000        25,599,270
New World Development Co., Ltd.                    11,236,000        26,011,867
Stockland                                           2,516,100        17,915,665
Sumitomo Realty & Development                         657,000        24,250,549
Sun Hung Kai Properties Ltd.                        2,113,000        24,580,148
Unibail                                                73,545        20,385,814
Vornado Realty Trust                                  229,600        27,237,448
                                                                 --------------
                                                                    429,132,324

Health Care-3.9%
Health Care Property Investors, Inc.                  273,000         9,661,470
Nationwide Health Properties, Inc.                    487,000        15,613,220
Omega Healthcare Investors, Inc.                      371,000         6,232,800
Ventas, Inc.                                          532,200        22,437,552
                                                                 --------------
                                                                     53,945,042


ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II o 11


Company                                                Shares      U.S. $ Value
-------------------------------------------------------------------------------

Lodging-6.8%
Ashford Hospitality Trust, Inc.                       482,500    $    5,790,000
FelCor Lodging Trust, Inc.                            866,800        22,129,404
Highland Hospitality Corp.                            814,100        15,508,605
Host Hotels & Resorts, Inc.                           792,915        20,330,341
LaSalle Hotel Properties                              180,150         8,364,364
Strategic Hotels & Resorts, Inc.                      714,600        15,471,090
Sunstone Hotel Investors, Inc.                        203,600         5,806,672
                                                                 --------------
                                                                     93,400,476

Office-18.5%
Beni Stabili SpA                                    3,734,120         6,327,283
Boston Properties, Inc.                               145,900        17,152,004
Brookfield Properties Corp.                           428,850        17,612,870
Derwent Valley Holdings PLC                           413,803        17,547,611
Dundee Real Estate Investment Trust                   186,288         6,730,470
Eurocastle Investment Ltd.                            321,200        16,963,191
Great Portland Estates PLC                            882,765        12,629,869
IVG Immobilien AG                                     357,800        16,039,864
Japan Real Estate Investment-Class A                    1,227        16,447,447
Maguire Properties, Inc.                              468,650        16,885,460
Nippon Building Fund, Inc.-Class A                      1,000        16,164,226
Nomura Real Estate Office Fund, Inc.-Class A            1,272        15,784,462
Norwegian Property ASA(a)                             734,350         8,789,590
NTT Urban Development Corp.                            14,375        34,142,798
SL Green Realty Corp.                                 108,100        15,231,290
Sponda OYJ                                          1,074,600        18,197,043
                                                                 --------------
                                                                    252,645,478

Regional Malls-8.3%
General Growth Properties, Inc.                       406,680        25,966,518
Simon Property Group, Inc.                            366,900        42,296,232
Taubman Centers, Inc.                                 198,918        11,149,354
Westfield Group                                     1,929,200        33,402,854
                                                                 --------------
                                                                    112,814,958

Self Storage-2.0%
Public Storage, Inc.                                  294,000        27,436,080

Shopping Centers-13.1%
CapitaMall Trust                                    5,665,000        14,756,399
Citycon Oyj                                         2,155,100        17,192,142
Developers Diversified Realty Corp.                   185,800        12,095,580
Federal Realty Investment Trust                        51,700         4,661,789
Hammerson PLC                                         358,200        10,833,048
Japan Retail Fund Investment Corp.-Class A              2,982        30,015,492
Kimco Realty Corp.                                    407,200        19,574,104
Klepierre                                             136,700        26,361,072
Ramco-Gershenson Properties                           184,798         6,837,526
RioCan Real Estate Investment Trust                   593,966        13,753,425
Rodamco Europe NV                                      63,976         9,421,664


12 o AllianceBernstein Global Real Estate Investment Fund II


Company                                                Shares      U.S. $ Value
-------------------------------------------------------------------------------

Saul Centers, Inc.                                    120,300    $    6,245,976
Tanger Factory Outlet Centers                         165,100         6,693,154
                                                                 --------------
                                                                    178,441,371

Warehouse & Industrial-4.0%
Ascendas Real Estate Investment Trust               4,234,000         7,211,403
Prologis                                              548,863        35,566,322
Slough Estates PLC                                    782,666        11,985,131
                                                                 --------------
                                                                     54,762,856
                                                                 --------------
                                                                  1,302,001,503

Consumer Services-1.0%
Lodging-1.0%
Starwood Hotels & Resorts Worldwide, Inc.             191,800        12,854,436

Total Common Stocks
     (cost $1,128,853,589)                                        1,314,855,939

SHORT-TERM INVESTMENTS-3.7%
Investment Companies-3.7%
AllianceBernstein Fixed-Income Shares, Inc.-
     Government STIF Portfolio(b)
     (cost $50,564,884)                            50,564,884        50,564,884
                                                                 --------------

Total Investments-100.1%
     (cost $1,179,418,473)                                        1,365,420,823
Other assets less liabilities-(0.1)%                                 (1,144,597)
                                                                 --------------

Net Assets-100.0%                                                $1,364,276,226
                                                                 ==============

(a)  Non-income producing security.

(b)  Investment in affiliated money market mutual fund.

     See notes to financial statements.


ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II o 13


STATEMENT OF ASSETS & LIABILITIES
April 30, 2007 (unaudited)

Assets
Investments in securities, at value
     Unaffiliated issuers (cost $1,128,853,589)            $ 1,314,855,939
     Affiliated issuers (cost $50,564,884)                      50,564,884
Foreign cash, at value (cost $106,439)                             105,349
Receivable for investment securities sold                       17,352,276
Receivable for capital stock sold                                6,762,728
Dividends and interest receivable                                2,145,709
Total assets                                                 1,391,786,885
                                                           ---------------

Liabilities
Payable for investment securities purchased and foreign
     currency transactions                                      25,724,954
Payable for capital stock redeemed                               1,064,052
Advisory fee payable                                               608,568
Administrative fee payable                                          32,142
Transfer Agent fee payable                                           1,534
Accrued expenses                                                    79,409
Total liabilities                                               27,510,659
Net Assets                                                 $ 1,364,276,226
                                                           ===============

Composition of Net Assets
Capital stock, at par                                      $        75,670
Additional paid-in capital                                     871,880,344
Undistributed net investment income                              9,766,954
Accumulated net realized gain on investment and foreign
     currency transactions                                     296,555,036
Net unrealized appreciation on investments and foreign
     currency denominated assets and liabilities               185,998,222
                                                           $ 1,364,276,226
                                                           ===============

Class I Net Asset Value Per Share--3 billion shares of
capital stock authorized, $.001 par value
     (based on 75,669,674 share outstanding)                        $18.03
                                                                    ======

See notes to financial statements.


14 o ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II


STATEMENT OF OPERATIONS
Six Months Ended April 30, 2007 (unaudited)

Investment Income
Dividends (net of foreign taxes withheld of $378,516)     $   22,214,620
Interest
     Affiliated issuers                                        1,064,586
     Unaffiliated issuers                                        152,675
                                                          $   23,431,881
                                                          --------------

Expenses
Advisory fee                                                   3,436,881
Custodian                                                        116,659
Administrative                                                    50,229
Transfer agency                                                   30,722
Printing                                                          29,854
Legal                                                             29,561
Audit                                                             27,855
Directors' fees                                                   16,106
Registration fees                                                 14,699
Miscellaneous                                                     15,316
                                                          --------------
Total expenses                                                 3,767,882
Less: expense offset arrangement (see Note B)                        (24)
                                                          --------------
Net expenses                                                   3,767,858
                                                          --------------
Net investment income                                         19,664,023
                                                          --------------

Realized and Unrealized Gain (Loss) on Investment and
Foreign Currency Transactions
Net realized gain (loss) on :
     Investment transactions                                 297,996,659
     Foreign currency transactions                              (672,768)
Net change in unrealized appreciation/depreciation of:
     Investments                                            (239,829,669)
     Foreign currency denominated assets and liabilities          (4,128)
                                                          --------------
Net gain on investment and foreign currency transactions      57,490,094
                                                          --------------
Net Increase in Net Assets from Operations                $   77,154,117
                                                          ==============

See notes to financial statements.


ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II o 15


STATEMENT OF CHANGES IN NET ASSETS

                                                  Six Months
                                                    Ended          Year Ended
                                                April 30, 2007     October 31,
                                                 (unaudited)          2006
                                                ==============   ==============

Increase (Decrease) in Net Assets
from Operations
Net investment income                           $   19,664,023   $   14,632,041
Net realized gain on investment and
     foreign currency transactions                 297,323,891       83,821,332
Net change in unrealized
     appreciation/depreciation of
     investments and foreign currency
     denominated assets and liabilities           (239,833,797)     215,544,760
                                                --------------   --------------
Net increase in net assets from
     operations                                     77,154,117      313,998,133
Dividends and Distributions to
Shareholders from
Net investment income
     Class I                                        (9,897,069)     (17,856,725)
     Class II                                               -0-              (1)
Net realized gain on investment and
     foreign currency transactions
     Class I                                       (82,705,532)     (52,177,446)
     Class II                                               -0-             (11)
Capital Stock Transactions
Net increase                                       192,691,787      172,047,450
                                                --------------   --------------
Total increase                                     177,243,303      416,011,400
Net Assets
Beginning of period                              1,187,032,923      771,021,523
                                                --------------   --------------
End of period (including undistributed net
     investment income of $9,766,954 and
     $0, respectively)                          $1,364,276,226   $1,187,032,923
                                                ==============   ==============

See notes to financial statements.


16 o ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II


NOTES TO FINANCIAL STATEMENTS
April 30, 2007 (unaudited)

NOTE A
Significant Accounting Policies

AllianceBernstein Institutional Funds, Inc. (the "Company"), was organized as a Maryland corporation on October 3, 1997 and is registered under the Investment Company Act of 1940 as an open-end series investment company. The Company is comprised of one fund, AllianceBernstein Global Real Estate Investment Fund II, (prior to March 1, 2007 the Fund was named AllianceBernstein Real Estate Investment Institutional Fund). The Fund offers Class I shares. As of February 10, 2006, the Class II shares are no longer offered to shareholders. Sales are made without a sales charge, at each Fund's net asset value per share. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amount of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. ("NASDAQ")) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market, ("OTC") are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day


ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II o 17


prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, AllianceBernstein L.P. (the "Adviser") may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer's financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.


18 o ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II


3. Taxes

It is the Fund 's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the trade date the securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

5. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B
Advisory Fee and Other Transactions With Affiliates

Under the terms of the investment advisory agreement, the Fund pay the Adviser an advisory fee at an annual rate of .55% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion of the Fund's daily net assets. Prior to September 7, 2004, the Fund paid the Adviser an advisory fee at an annual rate of .90% of the Fund's average daily net assets. The fee is accrued daily and paid monthly.

The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to 1.20% of average daily net assets. For the six months ended April 30, 2007, there was no reimbursement for the Fund.

Pursuant to the advisory agreement, the Fund paid $50,229 to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the six months ended April 30, 2007.


ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II o 19


The Fund compensates AllianceBernstein Investor Services, Inc. ("ABIS"), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub accounting services and/or networking services. Such compensation retained by ABIS amounted to $9,000 for the six months ended April 30, 2007.

For the six months ended April 30, 2007, the Fund's expenses were reduced by $24 under an expense offset arrangement with ABIS.

The Fund may invest in the AllianceBernstein Fixed-Income Shares, Inc.--Prime STIF Portfolio and the AllianceBernstein Fixed-Income Shares, Inc.--Government STIF Portfolio (collectively, the "STIF Portfolios"), open-end management investment companies managed by the Adviser. The STIF Portfolios are offered as cash management options to mutual funds, trusts, and other accounts managed by the Adviser, and are not available for direct purchase by members of the public. The STIF Portfolios pay no investment management fees.

Brokerage commissions paid on investment transactions for the six months ended April 30, 2007 amounted to $756,688, of which $0 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C
Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2007 were as follows:

                                              Purchases           Sales
                                            =============     =============
Investment securities (excluding
     U.S. government securities)            $ 994,897,378     $ 909,077,533
U.S. government securities                             -0-               -0-

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation                                 $ 197,239,849
Gross unrealized depreciation                                   (11,237,499)
                                                              -------------
Net unrealized appreciation                                   $ 186,002,350
                                                              =============


20 o ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II


NOTE D
Securities Lending

The Fund has entered into a securities lending agreement with AG Edwards & Sons, Inc. (the "Lending Agent"). Under the terms of the agreement, the Lending Agent, on behalf of the Fund , administers the lending of portfolio securities to certain broker-dealers. In return, the Fund receives fee income from the lending transactions or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive dividends or interest on the securities loaned. Unrealized gain or loss on the value of the securities loaned that may occur during the term of the loan will be reflected in the accounts of the Fund . All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. government securities. The Lending Agent may invest the cash collateral received in accordance with the investment restrictions of the Fund in one or more of the following investments: U.S. government or U.S. government agency obligations, bank obligations, corporate debt obligations, asset-backed securities, investment funds, structured products, repurchase agreements and an eligible money market fund. The Lending Agent will indemnify the Fund for any loss resulting from a borrower's failure to return a loaned security when due. During the six months ended April 30, 2007, the Fund did not engage in security lending.

NOTE E
Capital Stock

Transactions in capital shares for each class were as follows:

                                   Shares                              Amount
                     ---------------------------------  ---------------------------------
                      Six Months Ended      Year Ended   Six Months Ended      Year Ended
                        April 30, 2007     October 31,     April 30, 2007     October 31,
                           (unaudited)            2006        (unaudited)            2006
                     -----------------  --------------  -----------------  --------------
Class I
Shares sold                13,527,384       16,095,826     $  247,126,060  $  253,511,810
Shares issued in
   reinvestment of
   dividends and
   distributions            2,133,024        1,899,973         36,600,733      27,208,988
Shares redeemed            (4,962,981)      (6,824,085)       (91,035,006)   (108,673,178)
Net increase               10,697,427       11,171,714     $  192,691,787  $  172,047,620

Class II(a)
Shares issued in
   reinvestment of
   dividends and
   distributions                   -0-              -0-(b) $           -0- $            4
Shares redeemed                    -0-             (11)                -0-           (174)
Net decrease                       -0-             (11)    $           -0- $         (170)

(a) These shares are no longer being offered to shareholders as of February 10, 2006.
(b)  Less than one full share.


ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II o 21


NOTE F
Risks Involved in Investing in the Fund

Foreign Securities Risk--Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign currency exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies or of the U.S. government.

Concentration of Risk--Although the Fund does not invest directly in real estate, it invests primarily in Real Estate Equity Securities and has a policy of concentration of its investments in the real estate industry. Therefore, an investment in the Fund is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. To the extent that assets underling the Fund's investments are concentrated geographically, by property type or in certain other respects, the Fund may be subject to additional risks.

In addition, investing in Real Estate Investment Trusts ("REITs") involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code and failing to maintain their exemptions from registration under the 1940 Act. REITs (especially mortgage REITs) also are subject to interest rate risks.

Indemnification Risk--In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund 's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

NOTE G
Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $250 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended April 30, 2007.


22 o ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II


NOTE H
Distributions to Shareholders

The tax character of distributions to be paid for the year ending October 31, 2007 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended October 31, 2006 and October 31, 2005 were as follows:

                                             2006               2005
                                        ==============     ==============
Distributions paid from:
     Ordinary income                    $   26,552,969     $   12,854,153
                                        --------------     --------------
     Total taxable distributions            26,552,969         12,854,153
     Long-term capital gains                43,481,214          5,471,462
                                        --------------     --------------
Total distributions paid                $   70,034,183     $   18,325,615
                                        ==============     ==============

As of October 31, 2006, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income                              $   13,625,589
Long-term capital gain                                         68,929,947
Unrealized appreciation/(depreciation)                        425,213,160(a)
                                                           --------------
Total accumulated earnings/(deficit)                       $  507,768,696
                                                           ==============

(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales.

NOTE I
Legal Proceedings

As has been previously reported, the staff of the U.S. Securities and Exchange commission ("SEC") and the Office of New York Attorney General ("NYAG") have been investigating practices in the mutual fund industry identified as "market timing" and late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is memorialized in an Assurance of Discontinuance dated September 1, 2004 ("NYAG Order"). Among the key provisions of these agreements are the following:


ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II o 23


     (i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

     (ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds until December 31, 2008; and

     (iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order and the NYAG Order contemplate that the Adviser's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation of the NYAG Order and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. On September 7, 2004, the Fund's investment advisory agreement was amended to reflect the reduced advisory fee. For more information on this waiver and amendment to the Fund's investment advisory agreement, please see "Advisory Fee and Other Transactions with Affiliates" above.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, directed and oversaw an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have conducted an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel.

On October 2, 2003, a purported class action complaint entitled Hindo, et al.
v. AllianceBernstein Growth & Income Fund, et al. ("Hindo Complaint") was filed against the Adviser, Alliance Capital Management Holding L.P. ("Alliance Holding"), Alliance Capital Management Corporation, AXA Financial, Inc., the AllianceBernstein Funds, certain officers of the Adviser ("Alliance defendants"), and certain other defendants not affiliated with the Adviser, as well as unnamed Doe defendants. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of


24 o ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II


the AllianceBernstein Funds. The Hindo Complaint alleges that certain of the Alliance defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in "late trading" and "market timing" of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, 43 additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various federal and state courts against the Adviser and certain other defendants. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred all actions to the United States District Court for the District of Maryland (the "Mutual Fund MDL").

On September 29, 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of Alliance Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of the Adviser. All four complaints include substantially identical factual allegations, which appear to be based in large part on the SEC Order and the NYAG Order.

On April 21, 2006, the Adviser and attorneys for the plaintiffs in the mutual fund shareholder claims, mutual fund derivative claims, and ERISA claims entered into a confidential memorandum of understanding ("MOU") containing their agreement to settle these claims. The agreement will be documented by a stipulation of settlement and will be submitted for court approval at a later date. The derivative claims brought on behalf of Alliance Holding remain pending.

On February 10, 2004, the Adviser received (i) a subpoena duces tecum from the Office of the Attorney General of the State of West Virginia and (ii) a request for information from West Virginia's Office of the State Auditor, Securities Commission (the "West Virginia Securities Commissioner") (together, the "Information Requests"). Both Information Requests require the Adviser to produce documents concerning, among other things, any market timing or late trading in the Adviser's sponsored mutual funds. The Adviser responded to the Information Requests and has been cooperating fully with the investigation.

On April 11, 2005, a complaint entitled The Attorney General of the State of West Virginia v. AIM Advisors, Inc., et al. ("WVAG Complaint") was filed against the Adviser, Alliance Holding, and various other defendants not affiliated with the Adviser. The WVAG Complaint was filed in the Circuit Court of Marshall County, West Virginia by the Attorney General of the State of West Virginia. The WVAG Complaint makes factual allegations generally similar to those in the


ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II o 25


Hindo Complaint. On October 19, 2005, the WVAG Complaint was transferred to the Mutual Fund MDL.

On August 30, 2005, the West Virginia Securities Commissioner signed a Summary Order to Cease and Desist, and Notice of Right to Hearing addressed to the Adviser and Alliance Holding. The Summary Order claims that the Adviser and Alliance Holding violated the West Virginia Uniform Securities Act, and makes factual allegations generally similar to those in the Commission Order and the NYAG Order. On January 25, 2006, the Adviser and Alliance Holding moved to vacate the Summary Order. In early September 2006, the court denied this motion, and the Supreme Court of Appeals in West Virginia denied the defendants' petition for appeal. On September 22, 2006, the Adviser and Alliance Holding filed an answer and moved to dismiss the Summary Order with the West Virginia Securities Commissioner.

On June 22, 2004, a purported class action complaint entitled Aucoin, et al. v. Alliance Capital Management L.P., et al. ("Aucoin Complaint") was filed against the Adviser, Alliance Holding, Alliance Capital Management Corporation, AXA Financial, Inc., AllianceBernstein Investment Research & Management, Inc., certain current and former directors of the AllianceBernstein Mutual Funds, and unnamed Doe defendants. The Aucoin Complaint names certain of the AllianceBernstein mutual funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of an AllianceBernstein mutual fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from fund assets to broker-dealers in exchange for preferential marketing services,
(ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts, an accounting of all fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

Since June 22, 2004, nine additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against the Adviser and certain other defendants. All nine of the lawsuits (i) were brought as class actions filed in the United States District Court for the Southern District of New York, (ii) assert claims substantially identical to the Aucoin Complaint, and (iii) are brought on behalf of shareholders of the Funds.


26 o ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II


On February 2, 2005, plaintiffs filed a consolidated amended class action complaint ("Aucoin Consolidated Amended Complaint") that asserts claims substantially similar to the Aucoin Complaint and the nine additional lawsuits referenced above. On October 19, 2005, the District Court dismissed each of the claims set forth in the Aucoin Consolidated Amended Complaint, except for plaintiffs' claim under Section 36(b) of the Investment Company Act. On January 11, 2006, the District Court granted defendants' motion for reconsideration and dismissed the remaining Section 36(b) claim. On May 31, 2006 the District Court denied plaintiffs' motion for leave to file an amended complaint. On July 5, 2006, plaintiffs filed a notice of appeal which was subsequently withdrawn subject to plaintiffs' right to reinstate it at a later date.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the AllianceBernstein Mutual Funds' shares or other adverse consequences to the AllianceBernstein Mutual Funds. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the AllianceBernstein Mutual Funds.

NOTE J
Recent Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing a fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded in the current period. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the Securities and Exchange Commission notified the industry that the implementation of FIN 48 by registered investment companies could be delayed until the last business day of the first required financial statement reporting period for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact on the financial statements has not yet been determined.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The


ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II o 27


application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.


28 o ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II


FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                      Class I
                      ----------------------------------------------------------------------------
                      Six Months
                            Ended
                        April 30,                          Year Ended October 31,
                             2007        -----------------------------------------------------------
                      (Unaudited)           2006         2005        2004         2003         2002
                      ------------------------------------------------------------------------------
Net asset value,
  beginning of period     $ 18.27        $ 14.33      $ 12.54     $  9.79      $  7.62      $  7.66
Income From
  Investment
  Operations
Net investment
  income(a)                   .28            .24          .31         .27(b)       .31(b)       .28(b)
Net realized and
  unrealized gain
  on investment
  and foreign
  currency
  transactions                .89           4.97         1.86        2.90         2.28          .10
Net increase in
  net asset value
  from operations            1.17           5.21         2.17        3.17         2.59          .38
Less: Dividends and
  Distributions
Dividends from
  net investment
  income                     (.14)          (.31)        (.26)       (.42)        (.31)        (.28)
Distributions from
  net realized gain
  on investment and
  foreign currency
  transactions              (1.27)          (.96)        (.12)         -0-          -0-          -0-
Tax return of
  capital                      -0-            -0-          -0-         -0-        (.11)        (.14)
Total dividends
  and distributions         (1.41)         (1.27)        (.38)       (.42)        (.42)        (.42)
Net asset value,
  end of period           $ 18.03        $ 18.27      $ 14.33     $ 12.54      $  9.79      $  7.62
Total Return
Total investment
  return based
  on net asset
  value(c)                   6.84%         38.85%       17.45%      32.98%       34.96%        4.58%
Ratios/Supplemental
  Data
Net assets, end
  of period(d)         $1,364,276      $1,187,033     $771,021    $593,787     $364,445     $178,818
Ratio to average
  net assets of:
    Expenses, net
      of waivers/
      reimbursements          .60%(f)        .62%(e)      .65%        .70%        1.08%        1.19%
    Expenses, before
      waivers/
      reimbursements          .60%(f)        .62%(e)      .65%        .94%        1.09%        1.29%
    Net investment income    3.15%(f)       1.54%(e)     2.27%       2.48%(b)     3.63%(b)     3.41%(b)
Portfolio turnover rate        75%            41%          46%         22%          15%          24%

(a)  Based on average shares outstanding.

(b)  Net of fees and expenses waived/reimbursed by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sale charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)  000's omitted.

(e)  The ratio includes expenses attributable to costs of proxy solicitation.

(f)  Annualized.


ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II o 29


BOARD OF DIRECTORS

William H. Foulk, Jr.(1), Chairman
Marc O. Mayer, President and Chief Executive Officer
David H. Dievler(1)
John H. Dobkin(1)
Michael J. Downey(1)
D. James Guzy(1)
Nancy P. Jacklin(1)
Marshall C. Turner, Jr.(1)
Earl D. Weiner(1)

OFFICERS(2)

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer Teresa Marziano, Senior Vice President
Joseph G.Paul, Senior Vice President
Emilie D. Wrapp, Secretary
Joseph J. Mantineo, Treasurer and Chief Financial Officer
Vincent S. Noto, Controller

Principal Underwriter
AllianceBernstein Investments, Inc.
1345 Avenue of the Americas
New York, NY 10105

Custodian
State Street Bank & Trust Company
One Lincoln Street
Boston, MA 02111

Legal Counsel
Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Transfer Agent
AllianceBernstein Investor
Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-free (800) 221-5672

Independent Registered
Public Accounting Firm
Ernst & Young LLP
5 Times Square
New York, NY 10036


(1) Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

(2) The day-to-day management of and investment decisions for the AllianceBernstein GlobalReal Estate Investment Fund II are made by the REIT Investment Policy Group. Mr. Joseph G. Paul and Ms. Teresa Marziano are the investment professionals with the most significant responsibility for the day-to-day management of the Fund's portfolio.


30 o ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II


THE FOLLOWING IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

SUMMARY OF SENIOR OFFICER'S EVALUATION OF INVESTMENT ADVISORY AGREEMENT(1)

The following is a summary of the evaluation of the Investment Advisory Agreement between AllianceBernstein L.P. (the "Adviser") and the Alliance Bernstein Institutional Funds, Inc. ("the Company") in respect of AllianceBernstein Global Real Estate Investment Fund II (the "Fund").(2) The evaluation of the Investment Advisory Agreement was prepared by Philip L. Kirstein, the Senior Officer of the Fund, for the Directors of the Fund, as required by an August 2004 agreement between the Adviser and the New York State Attorney General (the "NYAG"). The Senior Officer's evaluation of the Investment Advisory Agreement is not meant to diminish the responsibility or authority of the Board of Directors of the Fund to perform its duties pursuant to Section 15 of the Investment Company Act of 1940 (the "40 Act") and applicable state law. The purpose of the summary is to provide shareholders with a synopsis of the independent evaluation of the reasonableness of the advisory fees proposed to be paid by the Fund which was provided to the Directors in connection with their review of the proposed approval of the continuance of the Investment Advisory Agreement. The Senior Officer's evaluation considered the following factors:

     1. Advisory fees charged to institutional and other clients of the Adviser for like services;

     2. Advisory fees charged by other mutual fund companies for like services;

     3. Costs to the Adviser and its affiliates of supplying services pursuant to the advisory agreement, excluding any intra-corporate profit;

     4. Profit margins of the Adviser and its affiliates from supplying such services;

     5.     Possible economies of scale as the Fund grows larger; and

     6. Nature and quality of the Adviser's services including the performance of the Fund.

FUND ADVISORY FEES, EXPENSE CAPS, REIMBURSEMENTS & RATIOS

The Adviser proposed that the Fund pay the advisory fee set forth in the table below for receiving the services to be provided pursuant to the Investment Advisory Agreement. The fee schedule below, implemented in January 2004 in


1    It should be noted that the information in the fee summary was completed on April 23, 2007 and presented to the Board of Directors on May 1-3, 2007.

2    On March 1, 2007, the Real Estate Investment Institutional Fund began pursuing global investment strategies, and accordingly, the series was renamed "Global Real Estate Investment Fund II." Future references to the Fund do not include "AllianceBernstein." References in the fee summary pertaining to performance and expense ratios refer to the Class I shares of the Fund.


ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II o 31


consideration of the Adviser's settlement with the NYAG in December 2003, is based on a master schedule that contemplates eight categories of funds with almost all funds in each category having the same advisory fee schedule.(3)

                                               Net Assets
                 Advisory Fee Based on % of     02/28/07
Category          Average Daily Net Assets       ($MIL)            Fund
==============================================================================
Value            55 bp on 1st $2.5 billion      $1,304.6    Global Real Estate
                 45 bp on next $2.5 billion                 Investment Fund II
                 40 bp on the balance

The Adviser is reimbursed as specified in the Investment Advisory Agreement for certain clerical, legal, accounting, administrative and other services provided to the Fund. During the Fund's most recently completed fiscal year, the Adviser received $90,497 (0.01% of the Fund's average daily net assets) for such services.

The Adviser has agreed to waive that portion of its management fees and/or reimburse the Fund for that portion of its total operating expenses to the degree necessary to limit the Fund's expense ratio to the amount set forth below for the Fund's fiscal year. The waiver is terminable by the Adviser at the end of the Fund's fiscal year upon at least 60 days written notice prior to the termination date of the undertaking. It should be noted that the Fund was operating below its expense cap as of its most recent fiscal year end; accordingly the expense limitation undertaking of the Fund was of no effect. In addition, set forth below are the gross expense ratios of the Fund for the most recently completed fiscal year:

                    Expense Cap Pursuant to      Gross
                       Expense Limitation       Expense
Fund                      Undertaking            Ratio        Fiscal Year End
=============================================================================
Global Real Estate      Class I   1.20%          0.62%          October 31
Investment Fund II

I. ADVISORY FEES CHARGED TO INSTITUTIONAL AND OTHER CLIENTS

The advisory fees charged to investment companies which the Adviser manages and sponsors are normally higher than those charged to similar sized institutional accounts, including pension plans and sub-advised investment companies. The fee differential reflects, among other things, different services provided to such clients, and different liabilities assumed. Services provided by the Adviser to the Fund that are not provided to non-investment company clients and sub-advised investment companies include providing office space and personnel to serve as Fund Officers, who among other responsibilities make the certifications required under the Sarbanes-Oxley Act of 2002, and coordinating with and monitoring the Fund's third party service providers such as Fund counsel, auditors, custo-


3    Most of the AllianceBernstein Mutual Funds, which the Adviser manages, were affected by the Adviser's settlement with the NYAG.


32 o ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II


dians, transfer agents and pricing services. The accounting, administrative, legal and compliance requirements for the Fund are more costly than those for institutional assets due to the greater complexities and time required for investment companies, although as previously noted, a portion of these expenses are reimbursed by the Fund to the Adviser. Also, retail mutual funds managed by the Adviser are widely held. Servicing the Fund's investors is more time consuming and labor intensive compared to institutional clients since the Adviser needs to communicate with a more extensive network of financial intermediaries and shareholders. In addition, managing the cash flow of an investment company may be more difficult than managing that of a stable pool of assets, such as an institutional account with little cash movement in either direction, particularly, if a fund is in net redemption and the Adviser is frequently forced to sell securities to raise cash for redemptions. However, managing a fund with positive cash flow may be easier at times than managing a stable pool of assets. Finally, in recent years, investment advisers have been sued by institutional clients and have suffered reputational damage both by the attendant publicity and outcomes other than complete victories. Accordingly, the legal and reputational risks associated with institutional accounts are greater than previously thought, although still not equal to those related to the mutual fund industry.

Notwithstanding the Adviser's view that managing an investment company is not comparable to managing other institutional accounts because the services provided are different and legal and reputational risks are greater, it is worth considering information regarding the advisory fees charged to institutional accounts with a substantially similar investment style as the Fund.(4) In addition to the AllianceBernstein Institutional fee schedule, set forth below is what would have been the effective advisory fee of the Fund had the AllianceBernstein Institutional fee schedule been applicable to the Fund versus the Fund's advisory fee based on February 28, 2007 net assets:

                     Net Assets      AllianceBernstein ("AB")      Effective      Fund
                      02/28/07        Institutional ("Inst.")       AB Inst.    Advisory
Fund                   ($MIL)              Fee Schedule             Adv. Fee      Fee
========================================================================================
Global Real Estate   $1,304.6        Domestic REIT Strategy        0.506%(6)     0.550%
Invest Fund II (5)                   70 bp on 1st $25 million
                                     60 bp on next $25 million
                                     50 bp on next $25 million
                                     Negotiable on the balance
                                     Minimum Account Size: $10 m


4    The Adviser has indicated that with respect to institutional accounts with assets greater than $300 million, it will negotiate a fee schedule. Discounts that are negotiated vary based upon each client relationship.

5    The Fund's investment guidelines are not as restrictive as that of the institutional strategy. The Fund may invest in equity securities of non-U.S. real estate investment trusts ("REITS") and primarily in equities of U.S. REITS and other U.S. real estate industry companies.

6    Assumes 50 bp on the balance.


ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II o 33


The adviser also manages the AllianceBernstein Variable Products Series Fund, Inc. ("AVPS"), which is available through variable annuity and variable life contracts offered by other financial institutions and offers policyholders the option to utilize certain AVPS portfolios as the investment option underlying their insurance contracts. Set forth below is the fee schedule of the AVPS portfolio that has a somewhat similar investment style as the Fund:(7)

                                                                  Effective AVPS
Fund                  AVPS Portfolio          Fee Schedule           Adv. Fee
================================================================================
Global Real Estate     Real Estate    0.55% on first $2.5 billion      0.55%
Investment Fund II(8)  Investment     0.45% on next $2.5 billion
                       Portfolio      0.40% on the balance

The Adviser also manages and sponsors retail mutual funds, which are organized in jurisdictions outside the United States, generally Luxembourg and Japan, and sold to non-United States resident investors. The Adviser charges the following fees for U.S. Real Estate Portfolio, which is a Luxembourg fund that has a somewhat similar investment style as the Fund:

Fund                                                                 Fee
================================================================================
U.S. Real Estate Portfolio
     Class A(9)                                                     1.75%
     Class I (Institutional)                                        0.95%

The Adviser represented that it does not sub-advise any registered investment company with a substantially similar investment style as the Fund.

II. MANAGEMENT FEES CHARGED BY OTHER MUTUAL FUND COMPANIES FOR LIKE SERVICES.

Lipper, Inc. ("Lipper"), an analytical service that is not affiliated with the Adviser, compared the fees charged to the Fund with fees charged to other investment companies for similar services offered by other investment advisers.


7    It should be noted that the AVPS portfolio was also affected by the settlement between the Adviser and the NYAG. As a result, the Fund has the same breakpoints in its advisory fee schedule as the AVPS portfolio.

8    It should be noted that the Fund's investment guidelines are not as restrictive as that of the AVPS portfolio. The Fund may invest in equity securities of non-U.S. REITS and other non-U.S. real estate industry companies in contrast to the AVPS portfolio, which invests primarily in equities of U.S. REITS and other U.S. real estate industry companies.

9    Class A shares of the funds are charged an "all-in" fee, which covers investment advisory services and distribution related services.


34 o ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II


Lipper's analysis included the Fund's ranking with respect to the proposed management fee relative to the median of the Fund's Lipper Expense Group ("EG")(10) at the approximate current asset level of the Fund.(11)

Lipper describes an EG as a representative sample of comparable funds. Lipper's standard methodology for screening funds to be included in an EG entails the consideration of several fund criteria, including fund type, investment classification/objective, load type and similar 12b-1/non-12b-1 service fees, asset (size) comparability, expense components and attributes. An EG will typically consist of seven to twenty funds.

                                         Contractual      Lipper
                                         Management        Group
Fund                                       Fee(12)        Median        Rank
===============================================================================
Global Real Estate Investment Fund II       0.550          0.784        2/13

Lipper also analyzed the Fund's most recently completed fiscal year total expense ratio in comparison to the Fund's EG and Lipper Expense Universe ("EU"). The EU(13) is a broader group compared to the EG, consisting of all funds that have the same investment classification/objective and load type as the subject Fund.

                         Expense       Lipper       Lipper        Lipper       Lipper
                          Ratio         Group        Group       Universe     Universe
Fund                     (%)(14)      Median (%)     Rank       Median (%)      Rank
======================================================================================
Global Real Estate        0.619         0.910        1/13         1.001         2/35
Investment Fund II

Based on this analysis, the Fund has a more favorable ranking on a total expense ratio basis than it does on a management fee basis.


10   It should be noted that Lipper does not consider average account size when constructing EGs. Funds with relatively small average account sizes tend to have higher transfer agent expense ratio than comparable sized funds that have relatively large average account sizes. Note that there are limitations on Lipper expense category data because different funds categorize expenses differently.

11   The contractual management fee is calculated by Lipper using the Fund's contractual management fee rate at a hypothetical asset level. The hypothetical asset level is based on the combined net assets of all classes of the Fund, rounded up to the next $25 million. Lipper's total expense ratio information is based on the most recent annual report except as otherwise noted. A ranking of "1" would mean that the Fund had the lowest effective fee rate in the Lipper peer group.

12   The contractual management fee does not reflect any expense reimbursements made by the Fund to the Adviser for certain clerical, legal, accounting, administrative and other services. In addition, the contractual management fee would not reflect any advisory fee waivers or expense reimbursements for expense caps that would effectively reduce the actual management fee.

13   Except for asset (size) comparability, Lipper uses the same criteria for selecting an EG when selecting an EU. Unlike the EG, the EU allows for the same adviser to be represented by more than just one fund.

14   Most recently completed fiscal year end Class I total expense ratio.


ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II o 35


III. COSTS TO THE ADVISER AND ITS AFFILIATES OF SUPPLYING SERVICES PURSUANT TO THE ADVISORY FEE ARRANGEMENT, EXCLUDING ANY INTRA-CORPORATE PROFIT.

The Adviser utilizes two profitability reporting systems, which operate independently but are aligned with each other, to estimate the Adviser's profitability in connection with investment advisory services provided to the Fund. The Senior Officer has retained a consultant to provide independent advice regarding the alignment of the two profitability systems as well as the methodologies and allocations utilized by both profitability systems. See
Section IV for additional discussion.

IV. PROFIT MARGINS OF THE ADVISER AND ITS AFFILIATES FOR SUPPLYING SUCH
SERVICES.

The Fund's profitability information, prepared by the Adviser for the Board of Directors, was reviewed by the Senior Officer and the consultant. The Adviser's profitability from providing investment advisory services to the Fund increased during calendar year 2006, relative to 2005.

In addition to the Adviser's direct profits from managing the Fund, certain of the Adviser's affiliates have business relationships with the Fund and may earn a profit from providing other services to the Fund. The courts have referred to this type of business opportunity as "fall-out benefits" to the Adviser and indicated that such benefits should be factored into the evaluation of the total relationship between the Fund and the Adviser. Neither case law nor common business practice precludes the Adviser's affiliates from earning a reasonable profit on this type of relationship provided the affiliates' charges and services are competitive. These affiliates provide transfer agent, distribution and brokerage related services to the Fund and receive transfer agent fees, Rule 12b-1 payments, and brokerage commissions. In addition, the Adviser benefits from soft dollar arrangements which offset expenses the Adviser would otherwise incur.

AllianceBernstein Investments, Inc. ("ABI"), an affiliate of the Adviser, is the Fund's principal underwriter. ABI and the Adviser have disclosed in the Fund's prospectus that they may make revenue sharing payments from their own resources, in addition to resources derived from Rule 12b-1 fees, to firms that sell shares of the Fund. In 2006, ABI paid approximately 0.044% of the average monthly assets of the AllianceBernstein Mutual Funds or approximately $20.4 million for distribution services and educational support (revenue sharing payments). For 2007, it is anticipated, ABI will pay approximately 0.04% of the average monthly assets of the AllianceBernstein Mutual Funds or approximately $20 million.(15)


15   ABI currently inserts the "Advance" in quarterly account statements and pays the incremental costs associated with the mailing. The incremental cost is less than what an "independent mailing" would cost.


36 o ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II


AllianceBernstein Investor Services, Inc. ("ABIS"), the affiliated transfer agent for the Fund, charges a flat fee of $18,000 for each share class in the Fund. During the Fund's most recently completed fiscal year, ABIS received $18,000 in fees from the Fund.(16) ABIS' after-tax profitability decreased in 2006 in comparison to 2005.

The Fund may effect brokerage transactions through the Adviser's affiliate, Sanford C. Bernstein & Co., LLC ("SCB & Co.") and/or its U.K. affiliate, Sanford C. Bernstein Limited ("SCB Ltd."), collectively "SCB," and pay commissions for such transactions. The Adviser represented that SCB's profitability from any future business conducted with the Fund would be comparable to the profitability of SCB's dealings with other similar third party clients. In the ordinary course of business, SCB receives and pays liquidity rebates from electronic communications networks ("ECNs") derived from trading for its clients. These credits and charges are not being passed onto any SCB client. The Adviser also receives certain soft dollar benefits from brokers that execute agency trades for its clients. These soft dollar benefits reduce the Adviser's cost of doing business and increase its profitability.

V. POSSIBLE ECONOMIES OF SCALE

An independent consultant, retained by the Senior Officer, made a presentation to the Board of Directors regarding economies of scale and/or scope. Based on the independent consultant's initial survey, there was a consensus that fund management companies benefited from economies of scale. However, due to the lack of cost data, researchers had to infer facts about the costs from the behavior of fund expenses; there was a lack of consensus among researchers as to whether economies of scale were being passed on to the shareholders.

The independent consultant conducted further studies of the Adviser's operations to determine the existence of economies of scale and/or scope within the Adviser. The independent consultant also analyzed patterns related to advisory fees at the industry level. In a recent presentation to the Board of Directors, the independent consultant noted the potential for economies of scale and/or scope through the use of "pooling portfolios" and blend products. The independent consultant also remarked that there may be diseconomies as assets grow in less liquid and active markets. It was also observed that various factors, including fund size, family size, asset class, and investment style, had an impact on advisory fees.


16   The fees disclosed are net of any expense offsets with ABIS. An expense offset is created by the interest earned on the positive cash balance that occurs within the transfer agent account as there is a one day lag with regards to money movement from the shareholder's account to the transfer agent's account and then the transfer agent's account to the Fund's account. During the Fund's most recently completed fiscal year, the fees paid by the Fund to ABIS were reduced by $3,671 under the offset agreement between the Fund and ABIS.


ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II o 37


VI. NATURE AND QUALITY OF THE ADVISER'S SERVICES, INCLUDING THE PERFORMANCE OF THE FUND

With assets under management of approximately $742 billion as of March 31, 2007, the Adviser has the investment experience to manage and provide non-investment services (described in Section I) to the Fund.

The information prepared by Lipper shows the 1, 3, and 5 year performance rankings of the Fund(17) relative to its Lipper Performance Group ("PG") and Lipper Performance Universe ("PU")(18) for the periods ended December 31, 2006.(19)

Global Real Estate       Fund         PG          PU         PG        PU
Investment Fund II      Return      Median      Median      Rank      Rank
==========================================================================
1 year                   35.11       35.70       35.91      9/13     28/42
3 year                   26.92       26.93       26.93      7/11     18/33
5 year                   23.86       23.86       24.04      5/9      17/28

Set forth below are the 1, 3, 5 year and since inception performance returns of the Fund (in bold)(20) versus its benchmark.(21) Fund and benchmark volatility and reward-to-variability ratio ("Sharpe Ratio") information is also shown.(22)


17 The performance rankings are for the Class I shares of the Fund. It should be noted that the performance returns of the Fund shown were provided by the Adviser. Lipper maintains its own database that includes the Fund's performance returns. Rounding differences may cause the Adviser's Fund returns to be one or two basis points different from Lipper's own Fund returns. To maintain consistency, the performance returns of the Fund, as reported by the Adviser, are provided instead of Lipper.

18   The Fund's PG is identical to the Fund's EG. The Fund's PU is not identical to the Fund's EU as the criteria for including or excluding a fund in a PU is somewhat different from that of an EU.

19   Note that the current Lipper investment classification/objective dictates the PG and PU throughout the life of the fund even if a fund had a different investment classification/objective at a different point in time.

20   The performance returns and risk measures shown in the table are for the
Class I shares of the Fund.

21   The Adviser provided Fund and benchmark performance return information for periods through December 31, 2006. It should be noted that the "since inception" performance returns of the Fund's benchmark goes back only through the nearest month-end after inception date. In contrast, the Fund's since inception return goes back to the Fund's actual inception date.

22   Fund and benchmark volatility and Sharpe Ratio information was obtained through Lipper LANA, a database maintained by Lipper. Volatility is a statistical measure of the tendency of a market price or yield to vary over time. A Sharpe Ratio is a risk adjusted measure of return that divides a fund's return in excess of the riskless return by the fund's standard deviation. A fund with a greater volatility would be seen as more risky than a fund with equivalent performance but lower volatility; for that reason, a greater return would be demanded for the more risky fund. A fund with a higher Sharpe Ratio would be viewed as better performing than a fund with a lower Sharpe Ratio.


38 o ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II


                                      Periods Ending December 31, 2006
                                           Annualized Performance
===================================================================================
                        1       3       5     Since        Annualized         Risk
                      Year    Year    Year  Inception  Volatility  Sharpe    Period
                       (%)     (%)     (%)     (%)         (%)       (%)     (Year)
===================================================================================
Global Real Estate
Investment Fund II    35.11   26.92   23.86   13.00       14.37     1.40        5
NAREIT Equity Index   35.06   25.85   23.20   13.85       14.16     1.38        5

Inception Date: December 9, 1997

CONCLUSION:

Based on the factors discussed above the Senior Officer's conclusion is that the proposed advisory fee for the Fund is reasonable and within the range of what would have been negotiated at arm's-length in light of all the surrounding circumstances. This conclusion in respect of the Fund is based on an evaluation of all of these factors and no single factor was dispositive.

Dated: June 4, 2007


ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II o 39


NOTES

40 o ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II


[PAGE]


             [LOGO]
           BERNSTEIN
    Global Wealth Management
A unit of AllianceBernstein L.P.


BIREIT-0152-0407




ITEM 2.   CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.


ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.


ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.


ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.


ITEM 6.   SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.


ITEM 7.   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.


ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT
COMPANIES.

Not applicable to the registrant.


ITEM 9.   PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund's Board of Directors since the Fund last provided disclosure in response to this item.


ITEM 11.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:


     EXHIBIT NO.    DESCRIPTION OF EXHIBIT
     -----------    ----------------------
    12 (b) (1)      Certification of Principal Executive Officer
                    Pursuant to Section 302 of the Sarbanes-Oxley
                    Act of 2002
    12 (b) (2)      Certification of Principal Financial Officer
                    Pursuant to Section 302 of the Sarbanes-Oxley
                    Act of 2002
    12 (c)          Certification of Principal Executive Officer
                    and Principal Financial Officer Pursuant to
                    Section 906 of the Sarbanes-Oxley Act of 2002


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):  AllianceBernstein Institutional Funds, Inc.


By:       /s/ Marc O. Mayer
          -----------------------
          Marc O. Mayer
          President

Date:     June 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /s/ Marc O. Mayer
          -----------------------
          Marc O. Mayer
          President

Date:    June 29, 2007

By:      /s/ Joseph J. Mantineo
         -------------------------
         Joseph  J. Mantineo
         Treasurer and Chief Financial Officer

Date:    June 29, 2007